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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

[Evergreen Variable Annuity Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Strategic Income Fund, for the six months ended June 30, 2006. These nine series have a December 31 fiscal year end.

Date of reporting period: June 30, 2006

Item 1 - Reports to Stockholders.

Evergreen VA Balanced Fund

Evergreen

VA BALANCED FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA Balanced Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world's stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board ("Fed") and other central banks to

1

LETTER TO SHAREHOLDERS continued

raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months

2

LETTER TO SHAREHOLDERS continued

of the period, as investors across the globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen's equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc

Portfolio Managers:

• Walter T. McCormick, CFA
• Robert A. Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	1.01%	0.89%

Average annual return

1-year	5.41%	5.12%

5-year	3.19%	2.99%

10-year	6.29%	6.19%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Balanced Fund Class 1 shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 1,010.08	$ 2.49
Class 2	$ 1,000.00	$ 1,008.89	$ 3.74
Hypothetical
(5% return
before expenses)
Class 1	$1,000.00	$ 1,022.32	$ 2.51
Class 2	$1,000.00	$ 1,021.08	$ 3.76

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.50% for Class 1 and 0.75% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1 [1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.13	$ 13.74	$ 13.04	$ 11.51	$ 13.05	$ 14.60

Income from investment operations
Net investment income (loss)	0.19	0.31[2]	0.24[2]	0.23	0.30	0.30
Net realized and unrealized gains or losses on investments	(0.04)	0.41	0.58	1.58	(1.56)	(1.55)

Total from investment operations	0.15	0.72	0.82	1.81	(1.26)	(1.25)

Distributions to shareholders from
Net investment income	(0.21)	(0.33)	(0.12)	(0.28)	(0.28)	(0.30)

Net asset value, end of period	$ 14.07	$ 14.13	$ 13.74	$ 13.04	$ 11.51	$ 13.05

Total return [3]	1.01%	5.29%	6.31%	15.78%	(9.66%)	(8.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$75,645	$84,060	$104,601	$114,713	$131,386	$168,337
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.50%[4]	0.53%	0.90%	0.93%	0.91%	0.93%
Expenses excluding waivers/reimbursements
and expense reductions	0.50%[4]	0.53%	0.90%	0.93%	0.91%	0.93%
Net investment income (loss)	2.42%[4]	2.22%	1.81%	1.77%	2.20%	2.15%
Portfolio turnover rate	30%	78%	128%	145%	165%	195%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$14.09	$13.70	$13.01	$11.50	$11.72

Income from investment operations
Net investment income (loss)	0.15	0.27[2]	0.21[2]	0.18[2]	0.10[2]
Net realized and unrealized gains or losses on investments	(0.02)	0.41	0.57	1.60	(0.04)

Total from investment operations	0.13	0.68	0.78	1.78	0.06

Distributions to shareholders from
Net investment income	(0.19)	(0.29)	(0.09)	(0.27)	(0.28)

Net asset value, end of period	$14.03	$14.09	$13.70	$13.01	$11.50

Total return [3]	0.89%	5.03%	6.03%	15.48%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,697	$2,606	$2,576	$1,239	$ 182
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%[4]	0.78%	1.15%	1.20%	1.16%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.75%[4]	0.78%	1.15%	1.20%	1.16%[4]
Net investment income (loss)	2.17%[4]	1.98%	1.61%	1.42%	2.00%[4]
Portfolio turnover rate	30%	78%	128%	145%	165%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 4.4%
FNMA:
3.62%, 06/01/2010	$ 565,000	$532,046
4.87%, 05/01/2013	522,486	499,490
5.70%, 10/01/2008	827,730	824,319
5.84%, 12/01/2008	634,072	633,032
6.20%, 01/01/2011	366,372	371,416
6.73%, 08/01/2009	613,673	625,747

Total Agency Commercial Mortgage-Backed Securities (cost $3,634,644)		3,486,050

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.5%
FIXED-RATE 5.5%
FHLMC:
Ser. 2382, Class MB, 6.00%, 11/15/2016	267,433	269,190
Ser. 2702, Class AD, 4.50%, 08/15/2032	260,000	238,591
Ser. 2718, Class MR, 4.00%, 08/15/2013	220,980	216,690
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	411,332
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	384,811
Ser. 3014, Class NA, 4.50%, 11/15/2025	256,815	250,498
Ser. 3072, Class NK, 5.00%, 05/15/2031	217,570	212,001
Ser. 3078, Class PD, 5.50%, 07/15/2034	240,000	229,258
Ser. 3082, Class PJ, 5.00%, 09/15/2034	335,000	309,785
Ser. 3138, Class PC, 5.50%, 06/15/2032	290,000	281,172
Ser. 3153, Class JD, 5.50%, 06/15/2033	185,000	176,453
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	340,326	342,188
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	362,863	354,024
Ser. 2005-22, Class DA, 5.50%, 12/25/2034	369,845	364,790
Ser. 2006-63, Class QE, 5.50%, 11/25/2032 #	270,000	261,047

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $4,371,367)		4,301,830

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.5%
FIXED-RATE 6.3%
FHLMC:
5.00%, 04/01/2021 #	331,804	319,560
5.00%, 12/01/2035	211,015	197,287
FHLMC 30 year, 5.00%, TBA #	310,000	289,559
FNMA:
4.50%, 04/01/2019	304,871	288,629
5.00%, 03/01/2036	309,563	298,904
5.50%, 02/01/2035 - 09/01/2035	539,096	519,276
7.50%, 12/01/2030	90,729	94,178
FNMA 15 year, 5.00%, TBA #	2,070,000	1,993,669
FNMA 30 year, 5.50%, TBA #	1,010,000	970,231

		4,971,293

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 1.2%
FHLMC, 5.34%, 12/01/2035	$262,281	$255,726
FNMA:
4.49%, 01/01/2036	269,049	265,682
5.34%, 09/01/2035	281,603	273,390
GNMA, 4.50%, 08/20/2029 - 09/20/2029	142,063	141,975

		936,773

Total Agency Mortgage-Backed Pass Through Securities (cost $5,995,004)		5,908,066

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.7%
FNMA:
Ser. 2003-W2, Class 2A9, 5.90%, 07/25/2042	245,000	243,313
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	350,000	327,879

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $588,850)		571,192

ASSET-BACKED SECURITIES 1.7%
Credit-Based Asset Servicing & Securitization, Ser. 2004-CB6, Class AF2, 4.06%,
07/25/2035	168,903	166,950
FNMA, Ser. 2004-W10, Class A24, 5.00%, 08/25/2034	145,000	141,406
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036 (h)	150,000	149,478
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A3B, 5.23%,
10/25/2032	370,000	363,204
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%,
03/25/2032	487,336	486,265

Total Asset-Backed Securities (cost $1,316,197)		1,307,303

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0%
FIXED-RATE 3.5%
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	279,339	268,798
Ser. 2005-LP5, Class A4, 4.98%, 05/10/2043	375,000	352,204
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2004-C1, Class A4, 4.75%,
01/15/2037	365,000	339,624
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%,
01/10/2040	285,719	278,042
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	360,550
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	412,987
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	360,000	334,519
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%,
03/12/2035	440,000	417,976

		2,764,700

FLOATING-RATE 0.5%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, ClassA4,
5.54%, 06/12/2041	400,000	388,867

Total Commercial Mortgage-Backed Securities (cost $3,280,310)		3,153,567

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 5.6%
CONSUMER DISCRETIONARY 0.6%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	$125,000	$86,875

Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	215,967

Specialty Retail 0.2%
Home Depot, Inc., 5.40%, 03/01/2016	150,000	144,053

CONSUMER STAPLES 0.3%
Beverages 0.3%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	600,000	246,899

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	175,000	181,568

FINANCIALS 2.5%
Capital Markets 0.8%
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	472,447
Morgan Stanley, 3.875%, 01/15/2009	200,000	191,998

		664,445

Commercial Banks 0.3%
U.S. Bancorp, 6.375%, 08/01/2011	200,000	206,052

Consumer Finance 0.6%
General Electric Capital Corp., 6.125%, 02/22/2011	200,000	203,962
Sprint Capital Corp., 6.875%, 11/15/2028	255,000	257,622

		461,584

Insurance 0.3%
American International Group, Inc., 4.70%, 10/01/2010 144A	250,000	240,843

Real Estate Investment Trusts 0.5%
Archstone-Smith Trust, 5.25%, 05/01/2015	150,000	141,255
Duke Realty Corp., 3.35%, 01/15/2008	250,000	241,478

		382,733

HEALTH CARE 0.6%
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	200,000	189,554

Pharmaceuticals 0.4%
Abbott Laboratories, 5.875%, 05/15/2016	100,000	99,326
Merck & Co., Inc., 4.75%, 03/01/2015	225,000	206,379

		305,705

INDUSTRIALS 0.5%
Road & Rail 0.5%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	350,000	365,319

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.875%, 01/17/2012	$ 200,000	$195,940

Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	165,258

UTILITIES 0.4%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	324,300

Total Corporate Bonds (cost $4,364,644)		4,377,095

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds, 7.25%, 08/15/2022	2,275,000	2,745,463
U.S. Treasury Notes:
3.375%, 11/15/2008	20,000	19,221
4.25%, 08/15/2015	35,000	32,759

Total U.S. Treasury Obligations (cost $2,923,914)		2,797,443

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.9%
FIXED-RATE 0.5%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	375,000	356,910

FLOATING-RATE 0.4%
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	345,000	334,101

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $699,539)		691,011

	Shares	Value

COMMON STOCKS 64.4%
CONSUMER DISCRETIONARY 6.9%
Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A *	9,900	511,533

Hotels, Restaurants & Leisure 0.4%
OSI Restaurant Partners, Inc. (p)	10,200	352,920

Internet & Catalog Retail 0.7%
Amazon.com, Inc. * (p)	15,100	584,068

Media 2.2%
News Corp., Class A	20,330	389,929
Omnicom Group, Inc	7,400	659,266
Time Warner, Inc	19,696	340,741
Walt Disney Co	11,400	342,000

		1,731,936

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.5%
J.C. Penney Co., Inc	9,262	$625,278
Nordstrom, Inc	14,900	543,850

		1,169,128

Specialty Retail 1.4%
Best Buy Co., Inc	10,400	570,336
Chico's FAS, Inc. * (p)	8,800	237,424
Lowe's Cos	4,239	257,180

		1,064,940

CONSUMER STAPLES 5.6%
Beverages 1.1%
Diageo plc, ADR (p)	7,400	499,870
PepsiCo, Inc	6,183	371,227

		871,097

Food & Staples Retailing 1.8%
BJ's Wholesale Club, Inc. *	9,800	277,830
Wal-Mart Stores, Inc	23,410	1,127,660

		1,405,490

Household Products 1.5%
Procter & Gamble Co	21,268	1,182,501

Tobacco 1.2%
Altria Group, Inc	12,679	931,019

ENERGY 7.8%
Energy Equipment & Services 1.8%
Schlumberger, Ltd	14,382	936,412
Weatherford International, Ltd. *	9,900	491,238

		1,427,650

Oil, Gas & Consumable Fuels 6.0%
Apache Corp	8,700	593,775
BP plc, ADR	10,117	704,244
ConocoPhillips	7,200	471,816
Exxon Mobil Corp	26,123	1,602,646
Massey Energy Co. (p)	6,700	241,200
Occidental Petroleum Corp	4,158	426,403
Peabody Energy Corp	5,176	288,562
XTO Energy, Inc	7,700	340,879

		4,669,525

FINANCIALS 12.8%
Capital Markets 3.4%
Goldman Sachs Group, Inc	2,600	391,118
Legg Mason, Inc	5,098	507,353
Merrill Lynch & Co., Inc	6,550	455,618

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	8,628	$545,376
State Street Corp	6,780	393,850
T. Rowe Price Group, Inc	9,400	355,414

		2,648,729

Commercial Banks 1.6%
U.S. Bancorp	19,143	591,136
Wells Fargo & Co	9,463	634,778

		1,225,914

Consumer Finance 1.0%
American Express Co	8,720	464,079
Capital One Financial Corp	3,772	322,317

		786,396

Diversified Financial Services 4.9%
Bank of America Corp	27,541	1,324,722
Citigroup, Inc	36,114	1,742,139
JPMorgan Chase & Co	19,524	820,008

		3,886,869

Insurance 1.9%
American International Group, Inc	10,701	631,894
Hartford Financial Services Group, Inc	5,308	449,057
Prudential Financial, Inc	5,637	437,995

		1,518,946

HEALTH CARE 8.9%
Biotechnology 1.4%
Amgen, Inc. *	7,486	488,312
Biogen Idec, Inc. *	13,900	643,987

		1,132,299

Health Care Equipment & Supplies 1.8%
Baxter International, Inc	13,662	502,215
Medtronic, Inc	5,126	240,512
St. Jude Medical, Inc. *	9,200	298,264
Zimmer Holdings, Inc. *	6,400	363,008

		1,403,999

Health Care Providers & Services 1.7%
Aetna, Inc	12,800	511,104
Caremark Rx, Inc. *	11,100	553,557
WellPoint, Inc. *	3,400	247,418

		1,312,079

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 4.0%
Abbott Laboratories	9,177	$400,209
Johnson & Johnson	16,258	974,179
Novartis AG, ADR	5,100	274,992
Pfizer, Inc	41,804	981,140
Wyeth	11,026	489,665

		3,120,185

INDUSTRIALS 6.2%
Aerospace & Defense 1.4%
Lockheed Martin Corp	9,400	674,356
United Technologies Corp	7,200	456,624

		1,130,980

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	7,485	616,240

Commercial Services & Supplies 0.4%
Cintas Corp. (p)	7,200	286,272

Electrical Equipment 0.4%
Rockwell Automation, Inc. (p)	4,666	335,998

Industrial Conglomerates 2.1%
General Electric Co	48,853	1,610,195

Machinery 1.1%
Deere & Co	3,171	264,747
Pall Corp	20,600	576,800

		841,547

INFORMATION TECHNOLOGY 11.0%
Communications Equipment 3.0%
Cisco Systems, Inc. *	44,778	874,515
Motorola, Inc	25,500	513,825
QUALCOMM, Inc	23,932	958,955

		2,347,295

Computers & Peripherals 1.4%
Dell, Inc. *	22,500	549,225
Hewlett-Packard Co	16,000	506,880

		1,056,105

Internet Software & Services 1.5%
eBay, Inc. *	12,100	354,409
Google, Inc., Class A *	2,000	838,660

		1,193,069

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.0%
Accenture, Ltd., Class A	13,900	$393,648
Automatic Data Processing, Inc	9,000	408,150

		801,798

Semiconductors & Semiconductor Equipment 1.8%
Altera Corp. *	33,078	580,519
Intel Corp	22,000	416,900
Texas Instruments, Inc	12,444	376,929

		1,374,348

Software 2.3%
Microsoft Corp	41,127	958,259
Oracle Corp. *	58,729	850,983

		1,809,242

MATERIALS 1.0%
Chemicals 0.7%
Air Products & Chemicals, Inc	8,200	524,144

Paper & Forest Products 0.3%
Weyerhaeuser Co	4,300	267,675

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.8%
AT&T, Inc	13,212	368,483
Verizon Communications, Inc	8,565	286,842

		655,325

Wireless Telecommunication Services 1.6%
Alltel Corp	6,125	390,959
Sprint Nextel Corp	23,064	461,049
Vodafone Group plc	18,400	391,920

		1,243,928

UTILITIES 1.8%
Electric Utilities 0.8%
DPL, Inc. (p)	11,946	320,153
Exelon Corp	5,731	325,692

		645,845

Independent Power Producers & Energy Traders 0.6%
TXU Corp	7,440	444,838

Multi-Utilities 0.4%
PG&E Corp	7,730	303,634

Total Common Stocks (cost $41,645,631)		50,425,701

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.7%
MFS Charter Income Trust	7,700	$63,217
MFS Government Markets Income Trust	10,000	62,800
MFS Intermediate Income Trust	14,000	85,260
MFS Multimarket Income Trust	10,000	58,000
Putnam Master Intermediate Income Trust (p)	10,500	62,895
Putnam Premier Income Trust (p)	9,700	58,297
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	5,300	59,042
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	5,900	66,257

Total Mutual Fund Shares (cost $518,842)		515,768

SHORT-TERM INVESTMENTS 9.5%
MUTUAL FUND SHARES 9.5%
Evergreen Institutional U.S. Government Money Market Fund ø ##	4,708,361	4,708,361
Navigator Prime Portfolio (pp)	2,745,765	2,745,765

Total Short-Term Investments (cost $7,454,126)		7,454,126

Total Investments (cost $76,793,068) 108.5%		84,989,152
Other Assets and Liabilities (8.5%)		(6,647,219)

Net Assets 100.0%		$78,341,933

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

The following table shows portfolio composition as a percent of total investments as of June 30, 2006:

Mortgage-Backed Securities	21.3%
Financials	14.1%
Information Technology	10.1%
Health Care	8.8%
Energy	7.4%
Consumer Discretionary	6.9%
Industrials	6.1%
Consumer Staples	5.5%
U.S. Treasury Obligations	3.3%
Telecommunication Services	2.7%
Utilities	2.0%
Asset-Backed Securities	1.5%
Materials	0.9%
Mutual Fund Shares	0.6%
Cash Equivalents	8.8%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody's and Standard & Poor's ratings as of June 30, 2006:

AAA	84.1%
AA	4.2%
A	4.8%
BBB	6.6%
BB	0.3%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by maturity as of June 30, 2006:

Less than 1 year	1.3%
1 to 3 year(s)	18.0%
3 to 5 years	18.9%
5 to 10 years	43.6%
10 to 20 years	15.4%
20 to 30 years	2.8%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $72,084,707) including $2,675,373
of securities loaned	$80,280,791
Investments in affiliated money market fund, at value (cost $4,708,361)	4,708,361

Total investments	84,989,152
Receivable for securities sold	1,589,131
Principal paydown receivable	1,459
Dividends and interest receivable	303,913
Receivable for securities lending income	192

Total assets	86,883,847

Liabilities
Payable for securities purchased	5,427,504
Payable for Fund shares redeemed	332,242
Payable for securities on loan	2,745,765
Advisory fee payable	1,902
Distribution Plan expenses payable	56
Due to other related parties	791
Accrued expenses and other liabilities	33,654

Total liabilities	8,541,914

Net assets	$78,341,933

Net assets represented by
Paid-in capital	$93,623,991
Undistributed net investment income	995,353
Accumulated net realized losses on investments	(24,473,495)
Net unrealized gains on investments	8,196,084

Total net assets	$78,341,933

Net assets consists of
Class 1	$75,644,632
Class 2	2,697,301

Total net assets	$78,341,933

Shares outstanding (unlimited number of shares authorized)
Class 1	5,377,357
Class 2	192,225

Net asset value per share
Class 1	$14.07
Class 2	$14.03

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Interest	$648,280
Dividends (net of foreign withholding taxes of $898)	479,112
Income from affiliate	83,332
Securities lending	613

Total investment income	1,211,337

Expenses
Advisory fee	119,957
Distribution Plan expenses	3,304
Administrative services fee	41,340
Transfer agent fees	192
Trustees' fees and expenses	1,951
Printing and postage expenses	16,769
Custodian and accounting fees	15,391
Professional fees	9,251
Other	1,247

Total expenses	209,402
Less: Expense reductions	(964)

Net expenses	208,438

Net investment income	1,002,899

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,548,428
Net change in unrealized gains or losses on investments	(1,627,859)

Net realized and unrealized gains or losses on investments	(79,431)

Net increase in net assets resulting from operations	$923,468

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income		$ 1,002,899		$2,093,019
Net realized gains on investments		1,548,428		3,726,431
Net change in unrealized gains or losses
on investments		(1,627,859)		(1,214,276)

Net increase in net assets resulting from
operations		923,468		4,605,174

Distributions to shareholders from
Net investment income
Class 1		(1,181,724)		(2,155,715)
Class 2		(35,583)		(53,723)

Total distributions to shareholders		(1,217,307)		(2,209,438)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	77,687	1,110,206	118,381	1,632,520
Class 2	11,855	167,513	24,103	329,741

		1,277,719		1,962,261

Net asset value of shares issued in
reinvestment of distributions
Class 1	82,121	1,181,724	156,177	2,155,715
Class 2	2,478	35,583	3,908	53,723

		1,217,307		2,209,438

Payment for shares redeemed
Class 1	(730,853)	(10,424,410)	(1,939,386)	(26,649,192)
Class 2	(7,068)	(101,153)	(31,057)	(428,698)

		(10,525,563)		(27,077,890)

Net decrease in net assets resulting from
capital share transactions		(8,030,537)		(22,906,191)

Total decrease in net assets		(8,324,376)		(20,510,455)
Net assets
Beginning of period		86,666,309		107,176,764

End of period		$ 78,341,933		$86,666,309

Undistributed net investment income		$ 995,353		$1,209,761

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Balanced Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its retail counterpart increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $5,016 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 16,216,672	$ 8,556,285	$ 14,341,150	$ 16,964,539

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended June 30, 2006, the Fund loaned securities to certain brokers. At June 30, 2006, the value of securities on loan and the value of collateral amounted to $2,675,373 and $2,745,765, respectively.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $77,234,293. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,917,539 and $2,162,680, respectively, with a net unrealized appreciation of $7,754,859.

As of December 31, 2005, the Fund had $25,451,845 in capital loss carryovers for federal income tax purposes with $10,282,571 expiring in 2009, $8,868,654 expiring in 2010 and $6,300,620 expiring in 2011.

6. INTERFUND LENDING

Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- Leadership—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- Excellence—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- Experience—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- Commitment—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566885 rv3 8/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566885 rv3  8/2006

Evergreen VA Core Bond Fund

Evergreen

VA CORE BOND FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA Core Bond Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world's stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board ("Fed") and other central banks to

1

LETTER TO SHAREHOLDERS continued

raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months

2

LETTER TO SHAREHOLDERS continued

of the period, as investors across the globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen's equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

6-month return	-0.64%	-0.72%

Average annual return

1-year	-0.84%	-1.03%

Since portfolio inception	3.62%	3.36%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Core Bond Fund Class 1 shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 993.57	$ 2.62
Class 2	$ 1,000.00	$ 992.81	$ 3.90
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.17	$ 2.66
Class 2	$ 1,000.00	$ 1,020.88	$ 3.96

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.53% for Class 1 and 0.79% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1	(unaudited)	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$10.05	$10.17	$10.15	$10.23	$10.00

Income from investment operations
Net investment income (loss)	0.22 [2]	0.40 [2]	0.37	0.36	0.16
Net realized and unrealized gains or losses on investments	(0.28)	(0.16)	0.05	0.03	0.29

Total from investment operations	(0.06)	0.24	0.42	0.39	0.45

Distributions to shareholders from
Net investment income	(0.02)	(0.36)	(0.35)	(0.44)	(0.15)
Net realized gains	0	0 [3]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	0	(0.01)	0

Total distributions to shareholders	(0.02)	(0.36)	(0.40)	(0.47)	(0.22)

Net asset value, end of period	$ 9.97	$10.05	$10.17	$10.15	$10.23

Total return [4]	(0.64%)	2.40%	4.08%	3.86%	4.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 104	$ 129	$1,017	$1,015	$1,024
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.53% [5]	0.56%	0.57%	0.62%	0.65% [5]
Expenses excluding waivers/reimbursements and expense reductions	0.53% [5]	0.56%	0.57%	0.62%	0.65% [5]
Net investment income (loss)	4.47% [5]	3.90%	3.59%	3.45%	3.70% [5]
Portfolio turnover rate	90%	197%	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.05	$ 10.17	$ 10.16	$ 10.23	$ 10.00

Income from investment operations
Net investment income (loss)	0.21 [2]	0.38 [2]	0.35 [2]	0.34	0.15
Net realized and unrealized gains or losses on investments	(0.28)	(0.16)	0.03	0.03	0.29

Total from investment operations	(0.07)	0.22	0.38	0.37	0.44

Distributions to shareholders from
Net investment income	(0.01)	(0.34)	(0.32)	(0.41)	(0.14)
Net realized gains	0	0 [3]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	0	(0.01)	0

Total distributions to shareholders	(0.01)	(0.34)	(0.37)	(0.44)	(0.21)

Net asset value, end of period	$ 9.97	$ 10.05	$ 10.17	$ 10.16	$ 10.23

Total return [4]	(0.72%)	2.17%	3.76%	3.61%	4.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,986	$46,680	$29,949	$21,835	$20,499
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79% [5]	0.82%	0.81%	0.87%	0.90% [5]
Expenses excluding waivers/reimbursements and expense reductions	0.79% [5]	0.82%	0.81%	0.87%	0.90% [5]
Net investment income (loss)	4.25% [5]	3.74%	3.35%	3.17%	3.47% [5]
Portfolio turnover rate	90%	197%	193%	153%	178%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.9%
FIXED-RATE 10.9%
FNMA:
4.43%, 08/01/2009	$300,000	$292,998
4.59%, 06/01/2011	362,267	346,235
4.88%, 10/01/2012	505,637	485,060
4.96%, 11/01/2008	392,777	386,047
5.92%, 02/01/2012	379,223	382,294
6.01%, 02/01/2012	324,191	327,293
6.02%, 01/01/2009	595,724	596,648
6.12%, 12/01/2008	589,700	589,614
6.20%, 01/01/2011 – 05/01/2011	707,255	717,622
6.22%, 12/01/2008	378,060	379,792
6.32%, 01/01/2011	947,374	964,105
7.07%, 11/01/2006	234,175	233,711
7.29%, 12/01/2010	97,968	103,090

Total Agency Commercial Mortgage-Backed Securities
(cost $6,045,528)		5,804,509

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 22.3%
FIXED-RATE 22.3%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	201,265	202,598
Ser. 2694, Class QH, 4.50%, 03/15/2032	450,000	411,603
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	494,974
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	383,931
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	232,282
Ser. 2760, Class EA, 4.50%, 04/15/2013	277,604	274,082
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	221,539
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	289,410
Ser. 2929, Class PD, 5.00%, 09/15/2030	520,000	496,961
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	507,116
Ser. 3028, Class MD, 5.00%, 03/15/2032	415,000	394,547
Ser. 3059, Class CD, 5.00%, 04/15/2031	595,000	565,055
Ser. 3078, Class PD, 5.50%, 07/15/2034 #	420,000	401,202
Ser. 3079, Class MD, 5.00%, 03/15/2034	360,000	333,278
Ser. 3082, Class PJ, 5.00%, 09/15/2034	450,000	416,128
Ser. 3083, Class UB, 4.50%, 06/15/2032	401,827	383,038
Ser. 3098, Class PE, 5.00%, 06/15/2034	450,000	416,151
Ser. 3099, Class OG, 5.00%, 06/15/2034	495,000	457,764
Ser. 3115, Class LA, 5.00%, 06/15/2031	400,848	390,383
Ser. 3137, Class DA, 5.00%, 02/15/2020	509,900	498,556
Ser. 3138, Class PC, 5.50%, 06/15/2032	255,000	247,238
Ser. 3153, Class JD, 5.50%, 06/15/2033	390,000	371,983
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	425,000	426,190
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	432,098	434,380
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	495,201	483,138
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	301,081

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2005-19, Class PA, 5.50%, 07/25/2034	$ 411,337	$405,771
Ser. 2005-102, Class PD, 5.00%, 05/25/2032	380,000	360,577
Ser. 2006-63, Class QE, 5.50%, 11/25/2032 #	1,050,000	1,015,178

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $12,028,210)		11,816,134

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 15.2%
FIXED-RATE 13.9%
FHLMC:
4.50%, 10/01/2020 – 05/01/2034	594,710	552,545
5.00%, 12/01/2035	361,550	338,027
6.50%, 09/01/2019	248,299	251,249
FHLMC 30 year, 5.00%, TBA #	785,000	733,239
FNMA:
4.50%, 04/01/2019	251,070	237,694
5.00%, 10/01/2020 – 03/01/2036	658,685	635,531
5.46%, 01/01/2036	446,424	435,171
5.50%, 02/01/2035	181,129	174,792
7.00%, 06/01/2032	22,368	22,921
FNMA 15 year, 5.00%, TBA #	3,160,000	3,043,475
FNMA 30 year, 5.50%, TBA #	945,000	907,791
GNMA, 4.50%, 07/20/2030	48,087	48,151

		7,380,586

FLOATING-RATE 1.3%
FHLMC, 5.34%, 12/01/2035	373,993	364,647
FNMA, 5.34%, 09/01/2035	327,767	318,208
GNMA, 4.50%, 09/20/2029	28,962	28,945

		711,800

Total Agency Mortgage-Backed Pass Through Securities (cost $8,202,858)		8,092,386

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.4%
FNMA:
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	353,835	351,150
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	410,000	406,199

Total Agency Reperforming Mortgage-Backed Collateralized
Mortgage Obligations (cost $787,133)		757,349

ASSET-BACKED SECURITIES 4.0%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C,
5.41%, 09/25/2035	260,000	238,821
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	290,000	283,321
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	240,000	234,176
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	275,000	270,248

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Lehman XS Trust:
Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	$145,000	$137,495
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	415,000	405,712
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.53%, 02/25/2036	235,000	230,771
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	186,156	185,024
Ser. 2004-RS4, Class AI3, 4.00%, 01/25/2030	148,094	147,540

Total Asset-Backed Securities (cost $2,180,695)		2,133,108

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.2%
FIXED-RATE 13.2%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.48%, 06/10/2039	415,000	403,838
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2003-PWR2, Class A4, 5.19%,
05/11/2039	545,000	523,117
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	169,296	162,908
Ser. 2005-LP5, Class A4, 4.98%, 05/10/2043	460,000	432,037
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	458,042
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	315,000	293,100
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%,
07/05/2035	332,671	319,396
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-PNC1, Class A4, 5.54%, 06/12/2041	570,000	554,136
Ser. 2006-CB15, Class A4, 5.81%, 06/12/2043	445,000	443,238
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	420,000	398,912
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	451,889	436,849
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	260,000	239,920
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	300,000	278,766
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	485,000	466,846
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	262,593
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	440,000	397,717
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	655,000	624,512
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	332,283

Total Commercial Mortgage-Backed Securities (cost $7,259,281)		7,028,210

CORPORATE BONDS 16.8%
CONSUMER DISCRETIONARY 2.3%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	150,000	104,250

Media 0.7%
Comcast Corp., 6.20%, 11/15/2008	50,000	50,522
Time Warner, Inc., 7.625%, 04/15/2031	275,000	296,955

		347,477

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.0%
May Department Stores Co.:
6.90%, 01/15/2032	$250,000	$251,040
7.45%, 09/15/2011	250,000	264,534

		515,574

Specialty Retail 0.4%
Home Depot, Inc., 5.40%, 03/01/2016	250,000	240,088

CONSUMER STAPLES 1.1%
Beverages 0.6%
Pepsi Bottling Group, Inc., 5.00%, 11/15/2013	300,000	285,723

Food Products 0.5%
General Mills, Inc., 6.00%, 02/15/2012	275,000	276,945

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	150,000	155,630

FINANCIALS 8.4%
Capital Markets 1.0%
Goldman Sachs Group, Inc., 3.875%, 01/15/2009	200,000	191,728
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	152,990
Morgan Stanley, 3.875%, 01/15/2009	200,000	191,998

		536,716

Commercial Banks 1.9%
National City Corp., 4.50%, 03/15/2010	300,000	287,933
Northern Trust Corp., 7.10%, 08/01/2009	200,000	209,530
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	204,970
Wells Fargo & Co., 4.20%, 01/15/2010	300,000	286,917

		989,350

Consumer Finance 2.9%
Caterpillar Financial Services, 3.70%, 08/15/2008	300,000	288,442
General Electric Capital Corp., 6.125%, 02/22/2011	400,000	407,924
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	142,875
4.625%, 09/15/2010	150,000	143,893
5.70%, 06/01/2011	300,000	298,360
Sprint Capital Corp., 6.875%, 11/15/2028	260,000	262,673

		1,544,167

Diversified Financial Services 0.3%
Bank of America Corp., 4.375%, 12/01/2010	160,000	152,170

Insurance 0.5%
American International Group, Inc., 4.70%, 10/01/2010 144A	275,000	264,928

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 0.8%
Archstone-Smith Trust, 5.25%, 05/01/2015	$ 150,000	$141,255
CarrAmerica Realty Corp., 5.125%, 09/01/2011	300,000	301,234

		442,489

Real Estate Management & Development 0.6%
EOP Operating, LP, 6.75%, 02/15/2008	290,000	294,150

Thrifts & Mortgage Finance 0.4%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	237,949

HEALTH CARE 1.4%
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	325,000	308,025

Pharmaceuticals 0.8%
Abbott Laboratories, 5.875%, 05/15/2016	250,000	248,317
Merck & Co., Inc., 4.75%, 03/01/2015	200,000	183,448

		431,765

INDUSTRIALS 0.5%
Road & Rail 0.5%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	287,036

MATERIALS 0.6%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	175,000	180,413

Paper & Forest Products 0.3%
International Paper Co., 5.85%, 10/30/2012	150,000	147,876

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	130,137
SBC Communications, Inc., 4.125%, 09/15/2009	350,000	332,764
Verizon Communications, Inc., 5.55%, 02/15/2016	250,000	234,836

		697,737

UTILITIES 0.9%
Electric Utilities 0.7%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	51,440
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	149,677
Virginia Electric & Power Co., Ser. B, 6.00%, 01/15/2036	200,000	183,424

		384,541

Gas Utilities 0.2%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	103,451

Total Corporate Bonds (cost $9,211,974)		8,928,450

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bonds, 7.25%, 08/15/2022 ##	$3,610,000	$4,356,537
U.S. Treasury Notes:
3.00%, 02/15/2008	710,000	686,232
3.375%, 11/15/2008	660,000	634,270
4.25%, 08/15/2015	145,000	135,717

Total U.S. Treasury Obligations (cost $5,972,227)		5,812,756

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.3%
FIXED-RATE 3.3%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%,
02/25/2035	355,000	339,591
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	525,000	505,617
Ser. 2005-AR10, Class 1A2, 4.85%, 09/25/2035	525,000	508,121
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	410,000	390,222

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,769,356)		1,743,551

YANKEE OBLIGATIONS - CORPORATE 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033 (cost $117,142)	115,000	109,155

	Shares	Value

MUTUAL FUND SHARES 1.7%
MFS Charter Income Trust	13,400	110,014
MFS Government Markets Income Trust	16,300	102,364
MFS Intermediate Income Trust	26,800	163,212
MFS Multimarket Income Trust	18,400	106,720
Putnam Master Intermediate Income Trust	18,100	108,419
Putnam Premier Income Trust	17,600	105,776
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	8,400	93,576
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	8,700	97,701

Total Mutual Fund Shares (cost $892,785)		887,782

SHORT-TERM INVESTMENTS 9.8%
MUTUAL FUND SHARES 9.8%
Evergreen Institutional Money Market Fund ø ## (cost $5,200,158)	5,200,158	5,200,158

Total Investments (cost $59,667,347) 109.8%		58,313,548
Other Assets and Liabilities (9.8%)		(5,223,800)

Net Assets 100.0%		$53,089,748

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody's and Standard and Poor's ratings as of June 30, 2006:

AAA	83.2%
AA	5.1%
A	5.0%
BBB	6.5%
BB	0.2%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by maturity as of June 30, 2006:

Less than 1 year	2.6%
1 to 3 year(s)	18.5%
3 to 5 years	18.1%
5 to 10 years	44.8%
10 to 20 years	13.1%
20 to 30 years	2.9%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $54,467,189)	$53,113,390
Investments in affiliated money market fund, at value (cost $5,200,158)	5,200,158

Total investments	58,313,548
Cash	1,992
Receivable for securities sold	2,882,522
Principal paydown receivable	2,080
Dividends and interest receivable	456,662

Total assets	61,656,804

Liabilities
Payable for securities purchased	8,472,160
Payable for Fund shares redeemed	75,076
Advisory fee payable	1,392
Distribution Plan expenses payable	1,085
Due to other related parties	619
Accrued expenses and other liabilities	16,724

Total liabilities	8,567,056

Net assets	$53,089,748

Net assets represented by
Paid-in capital	$53,948,901
Undistributed net investment income	1,075,998
Accumulated net realized losses on investments	(581,352)
Net unrealized losses on investments	(1,353,799)

Total net assets	$53,089,748

Net assets consists of
Class 1	$103,503
Class 2	52,986,245

Total net assets	$53,089,748

Shares outstanding (unlimited number of shares authorized)
Class 1	10,382
Class 2	5,314,460

Net asset value per share
Class 1	$9.97
Class 2	$9.97

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Interest	$1,146,705
Income from affiliate	118,684
Dividends	8,698

Total investment income	1,274,087

Expenses
Advisory fee	80,980
Distribution Plan expenses	63,123
Administrative services fee	25,135
Transfer agent fees	1,200
Trustees' fees and expenses	651
Printing and postage expenses	8,301
Custodian and accounting fees	10,437
Professional fees	8,878
Other	214

Total expenses	198,919
Less: Expense reductions	(1,561)

Net expenses	197,358

Net investment income	1,076,729

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(352,085)
Net change in unrealized gains or losses on investments	(1,095,086)

Net realized and unrealized gains or losses on investments	(1,447,171)

Net decrease in net assets resulting from operations	$(370,442)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income		$ 1,076,729		$1,446,894
Net realized losses on investments		(352,085)		(101,662)
Net change in unrealized gains or losses
on investments		(1,095,086)		(529,674)

Net increase (decrease) in net assets
resulting from operations		(370,442)		815,558

Distributions to shareholders from
Net investment income
Class 1		(200)		(4,589)
Class 2		(39,352)		(1,479,642)
Net realized gains
Class 1		0		(340)
Class 2		0		(11,022)

Total distributions to shareholders		(39,552)		(1,495,593)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 2	758,478	7,593,499	1,745,501	17,935,574

Net asset value of shares issued in
reinvestment of distributions
Class 2	3,912	39,352	148,981	1,489,946

Payment for shares redeemed
Class 1	(2,493)	(25,000)	(87,125)	(900,000)
Class 2	(92,079)	(917,073)	(194,194)	(2,002,413)

		(942,073)		(2,902,413)

Net increase in net assets resulting from
capital share transactions		6,690,778		16,523,107

Total increase in net assets		6,280,784		15,843,072
Net assets
Beginning of period		46,808,964		30,965,892

End of period		$ 53,089,748		$46,808,964

Undistributed net investment income		$ 1,075,998		$38,821

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the aggregate average daily net assets of the Fund and its retail counterpart.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S	U.S.	Non-U.S.
Government	Government	Government	Government

$ 43,055,495	$ 10,793,654	$ 34,790,762	$ 9,427,744

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $59,718,614. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,111 and $1,420,177, respectively, with a net unrealized depreciation of $1,405,066.

As of December 31, 2005, the Fund had $35,457 in capital loss carryovers for federal income tax purposes expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and elected to defer post-October losses of $176,591.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566886 rv3  8/2006

Evergreen VA Fundamental Large Cap Fund

Evergreen

VA FUNDAMENTAL LARGE CAP FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA Fundamental Large Cap Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world's stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board ("Fed") and other central banks to raise short-term rates, fixed income

1

LETTER TO SHAREHOLDERS continued

markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months of the period, as investors across the

2

LETTER TO SHAREHOLDERS continued

globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen's equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Walter T. McCormick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	1.69%	1.58%

Average annual return

1-year	8.15%	7.95%

5-year	4.50%	4.30%

10-year	8.05%	7.95%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies. Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Fundamental Large Cap Fund Class 1 shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses on any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 1,016.87	$ 3.65
Class 2	$ 1,000.00	$ 1,015.80	$ 4.90
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.17	$ 3.66
Class 2	$ 1,000.00	$ 1,019.93	$ 4.91

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.73% for Class 1 and 0.98% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1 [1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 17.89	$ 16.56	$ 15.34	$ 11.86	$ 14.19	$ 16.46

Income from investment operations
Net investment income (loss)	0.11	0.16	0.20	0.10	0.14	0.06
Net realized and unrealized gains or losses on investments	0.19	1.34	1.21	3.47	(2.33)	(2.07)

Total from investment operations	0.30	1.50	1.41	3.57	(2.19)	(2.01)

Distributions to shareholders from
Net investment income	0 [2]	(0.17)	(0.19)	(0.09)	(0.14)	(0.06)
Net realized gains	0	0	0	0	0 [2]	(0.20)

Total distributions to shareholders	0	(0.17)	(0.19)	(0.09)	(0.14)	(0.26)

Net asset value, end of period	$ 18.19	$ 17.89	$ 16.56	$ 15.34	$ 11.86	$ 14.19

Total return [3]	1.69%	9.01%	9.21%	30.14%	(15.41%)	(12.16%)

Ratios and supplemental data
Net assets, end of period (thousands)	$115,279	$127,059	$94,461	$94,239	$48,262	$66,619
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73% [4]	0.79%	0.91%	0.99%	0.93%	0.95%
Expenses excluding waivers/reimbursements and expense reductions	0.73% [4]	0.79%	0.91%	0.99%	0.93%	0.95%
Net investment income (loss)	1.10% [4]	0.99%	1.23%	1.18%	1.10%	0.41%
Portfolio turnover rate	13%	29%	80%	30%	76%	30%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Amount represents less than $ 0.005 per share.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002 [1]

Net asset value, beginning of period	$ 17.83	$ 16.51	$ 15.30	$ 11.86	$12.29

Income from investment operations
Net investment income (loss)	0.08	0.13	0.17	0.11	0.08 [2]
Net realized and unrealized gains or losses on investments	0.20	1.32	1.20	3.42	(0.37)

Total from investment operations	0.28	1.45	1.37	3.53	(0.29)

Distributions to shareholders from
Net investment income	0 [3]	(0.13)	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$ 18.11	$ 17.83	$ 16.51	$ 15.30	$11.86

Total return [4]	1.58%	8.75%	8.93%	29.77%	(2.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$59,659	$57,360	$37,721	$24,131	$ 67
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.98% [5]	1.04%	1.16%	1.24%	1.21% [5]
Expenses excluding waivers/reimbursements and expense reductions	0.98% [5]	1.04%	1.16%	1.24%	1.21% [5]
Net investment income (loss)	0.85% [5]	0.74%	1.02%	1.12%	1.65% [5]
Portfolio turnover rate	13%	29%	80%	30%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $ 0.005 per share.

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 10.4%
Diversified Consumer Services 1.0%
Apollo Group, Inc., Class A *	33,601	$1,736,164

Hotels, Restaurants & Leisure 0.7%
OSI Restaurant Partners, Inc. (p)	34,424	1,191,070

Internet & Catalog Retail 1.1%
Amazon.com, Inc. * (p)	50,949	1,970,707

Media 3.4%
News Corp., Class A	68,900	1,321,502
Omnicom Group, Inc	24,856	2,214,421
Time Warner, Inc	63,213	1,093,585
Walt Disney Co	42,136	1,264,080

		5,893,588

Multi-line Retail 2.2%
J.C. Penney Co., Inc	29,783	2,010,650
Nordstrom, Inc	51,399	1,876,064

		3,886,714

Specialty Retail 2.0%
Best Buy Co., Inc	34,721	1,904,100
Chico's FAS, Inc. * (p)	30,138	813,123
Lowe's Cos	14,246	864,305

		3,581,528

CONSUMER STAPLES 8.5%
Beverages 1.8%
Diageo plc	76,392	1,283,371
Diageo plc, ADR (p)	7,100	479,605
PepsiCo, Inc	24,165	1,450,867

		3,213,843

Food & Staples Retailing 2.7%
BJ's Wholesale Club, Inc. *	35,246	999,224
Wal-Mart Stores, Inc	78,169	3,765,401

		4,764,625

Household Products 2.3%
Procter & Gamble Co	71,103	3,953,327

Tobacco 1.7%
Altria Group, Inc	41,173	3,023,333

ENERGY 11.6%
Energy Equipment & Services 2.8%
Schlumberger, Ltd	48,652	3,167,732
Weatherford International, Ltd. *	33,493	1,661,923

		4,829,655

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 8.8%
Apache Corp	27,102	$1,849,711
BP plc, ADR	34,264	2,385,117
ConocoPhillips	22,578	1,479,536
Exxon Mobil Corp	88,319	5,418,371
Massey Energy Co. (p)	22,510	810,360
Occidental Petroleum Corp	13,383	1,372,427
Peabody Energy Corp	17,347	967,095
XTO Energy, Inc	26,162	1,158,192

		15,440,809

FINANCIALS 19.6%
Capital Markets 5.4%
Goldman Sachs Group, Inc	8,945	1,345,596
Legg Mason, Inc	17,421	1,733,738
Merrill Lynch & Co., Inc	25,057	1,742,965
Morgan Stanley	28,955	1,830,246
State Street Corp	28,584	1,660,445
T. Rowe Price Group, Inc	28,972	1,095,431

		9,408,421

Commercial Banks 2.6%
U.S. Bancorp	65,322	2,017,143
Wells Fargo & Co	39,157	2,626,652

		4,643,795

Consumer Finance 1.4%
American Express Co	27,604	1,469,085
Capital One Financial Corp	10,982	938,412

		2,407,497

Diversified Financial Services 7.5%
Bank of America Corp	94,863	4,562,910
Citigroup, Inc	121,218	5,847,556
JPMorgan Chase & Co	64,260	2,698,920

		13,109,386

Insurance 2.7%
American International Group, Inc	31,269	1,846,434
Hartford Financial Services Group, Inc	17,182	1,453,597
Prudential Financial, Inc	18,104	1,406,681

		4,706,712

HEALTH CARE 13.3%
Biotechnology 2.2%
Amgen, Inc. *	24,828	1,619,530
Biogen Idec, Inc. *	46,867	2,171,348

		3,790,878

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 2.6%
Baxter International, Inc	44,674	$1,642,216
Medtronic, Inc	17,272	810,402
St. Jude Medical, Inc. *	30,585	991,566
Zimmer Holdings, Inc. *	20,416	1,157,996

		4,602,180

Health Care Providers & Services 2.7%
Aetna, Inc	43,703	1,745,061
Caremark Rx, Inc. *	36,751	1,832,772
WellPoint, Inc. *	14,362	1,045,123

		4,622,956

Pharmaceuticals 5.8%
Abbott Laboratories	29,621	1,291,772
Johnson & Johnson	52,389	3,139,149
Novartis AG, ADR	16,411	884,881
Pfizer, Inc	137,459	3,226,163
Wyeth	37,369	1,659,557

		10,201,522

INDUSTRIALS 8.9%
Aerospace & Defense 2.1%
Lockheed Martin Corp	30,430	2,183,048
United Technologies Corp	23,899	1,515,675

		3,698,723

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	19,927	1,640,590

Commercial Services & Supplies 0.5%
Cintas Corp	22,921	911,339

Electrical Equipment 0.7%
Rockwell Automation, Inc. (p)	15,761	1,134,949

Industrial Conglomerates 3.1%
General Electric Co	162,000	5,339,520

Machinery 1.6%
Deere & Co	10,931	912,629
Pall Corp	67,048	1,877,344

		2,789,973

INFORMATION TECHNOLOGY 16.5%
Communications Equipment 4.5%
Cisco Systems, Inc. *	147,787	2,886,280
Motorola, Inc	86,221	1,737,353
QUALCOMM, Inc	82,338	3,299,284

		7,922,917

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.0%
Dell, Inc. *	75,880	$1,852,231
Hewlett-Packard Co	51,722	1,638,553

		3,490,784

Internet Software & Services 2.3%
eBay, Inc. *	41,002	1,200,948
Google, Inc., Class A *	6,545	2,744,515

		3,945,463

IT Services 1.5%
Accenture, Ltd., Class A	46,922	1,328,831
Automatic Data Processing, Inc	30,494	1,382,903

		2,711,734

Semiconductors & Semiconductor Equipment 2.7%
Altera Corp. *	113,632	1,994,242
Intel Corp	74,542	1,412,571
Texas Instruments, Inc	42,294	1,281,085

		4,687,898

Software 3.5%
Microsoft Corp	139,312	3,245,969
Oracle Corp. *	199,026	2,883,887

		6,129,856

MATERIALS 1.5%
Chemicals 1.0%
Air Products & Chemicals, Inc. (p)	26,586	1,699,377

Paper & Forest Products 0.5%
Weyerhaeuser Co	15,761	981,122

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 1.2%
AT&T, Inc	42,674	1,190,178
Verizon Communications, Inc	28,948	969,468

		2,159,646

Wireless Telecommunication Services 2.4%
Alltel Corp	20,625	1,316,494
Sprint Nextel Corp	75,743	1,514,103
Vodafone Group plc	63,254	1,347,310

		4,177,907

UTILITIES 2.5%
Electric Utilities 1.1%
DPL, Inc. (p)	35,233	944,244
Exelon Corp	17,403	989,013

		1,933,257

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.8%
TXU Corp	24,122	$1,442,255

Multi-Utilities 0.6%
PG&E Corp	24,801	974,183

Total Common Stocks (cost $140,631,370)		168,750,203

SHORT-TERM INVESTMENTS 7.4%
MUTUAL FUND SHARES 7.4%
Evergreen Institutional U.S. Government Money Market Fund ø	5,578,032	5,578,032
Navigator Prime Portfolio (pp)	7,324,788	7,324,788

Total Short-Term Investments (cost $12,902,820)		12,902,820

Total Investments (cost $153,534,190) 103.8%		181,653,023
Other Assets and Liabilities (3.8%)		(6,714,177)

Net Assets 100.0%		$174,938,846

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Security received as collateral from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of June 30, 2006:

Financials	20.3%
Information Technology	17.0%
Health Care	13.8%
Energy	12.0%
Consumer Discretionary	10.8%
Industrials	9.2%
Consumer Staples	8.9%
Telecommunication Services	3.8%
Utilities	2.6%
Materials	1.6%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $147,956,158) including
$7,151,843 of securities loaned	$176,074,991
Investments in affiliated money market fund, at value (cost $5,578,032)	5,578,032

Total investments	181,653,023
Receivable for securities sold	505,754
Receivable for Fund shares sold	85,306
Dividends receivable	261,991
Receivable for securities lending income	355

Total assets	182,506,429

Liabilities
Payable for Fund shares redeemed	196,138
Payable for securities on loan	7,324,788
Advisory fee payable	8,376
Distribution Plan expenses payable	1,233
Due to other related parties	1,444
Accrued expenses and other liabilities	35,604

Total liabilities	7,567,583

Net assets	$174,938,846

Net assets represented by
Paid-in capital	$159,348,729
Undistributed net investment income	919,420
Accumulated net realized losses on investments	(13,448,136)
Net unrealized gains on investments	28,118,833

Total net assets	$174,938,846

Net assets consists of
Class 1	$115,279,449
Class 2	59,659,397

Total net assets	$174,938,846

Shares outstanding (unlimited number of shares authorized)
Class 1	6,336,807
Class 2	3,294,469

Net asset value per share
Class 1	$18.19
Class 2	$18.11

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,794)	$1,582,370
Income from affiliate	90,093
Securities lending	612

Total investment income	1,673,075

Expenses
Advisory fee	520,171
Distribution Plan expenses	75,089
Administrative services fee	90,816
Transfer agent fees	204
Trustees' fees and expenses	1,132
Printing and postage expenses	18,089
Custodian and accounting fees	27,080
Professional fees	10,345
Other	1,529

Total expenses	744,455
Less: Expense reductions	(1,838)

Net expenses	742,617

Net investment income	930,458

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	6,480,221
Foreign currency related transactions	(18)

Net realized gains on investments	6,480,203
Net change in unrealized gains or losses on investments	(4,198,788)

Net realized and unrealized gains or losses on investments	2,281,415

Net increase in net assets resulting from operations	$3,211,873

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income		$ 930,458		$ 1,550,215
Net realized gains on investments		6,480,203		8,597,044
Net change in unrealized gains or losses
on investments		(4,198,788)		7,801,178

Net increase in net assets resulting from
operations		3,211,873		17,948,437

Distributions to shareholders from
Net investment income
Class 1		(12,188)		(1,168,448)
Class 2		(5,932)		(395,842)

Total distributions to shareholders		(18,120)		(1,564,290)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	59,484	1,093,499	147,510	2,528,275
Class 2	244,665	4,503,122	614,110	10,556,709

		5,596,621		13,084,984

Net asset value of shares issued in
reinvestment of distributions
Class 1	648	12,188	64,062	1,168,448
Class 2	317	5,932	21,782	395,842

		18,120		1,564,290

Payment for shares redeemed
Class 1	(824,988)	(15,228,053)	(1,785,702)	(30,620,035)
Class 2	(167,217)	(3,060,420)	(194,751)	(3,339,796)

		(18,288,473)		(33,959,831)

Net asset value of shares issued in
acquisition
Class 1	0	0	2,970,634	47,368,592
Class 2	0	0	490,590	7,794,145

		0		55,162,737

Net increase (decrease) in net assets
resulting from capital share
transactions		(12,673,732)		35,852,180

Total increase (decrease) in net assets		(9,479,979)		52,236,327
Net assets
Beginning of period		184,418,825		132,182,498

End of period		$ 174,938,846		$ 184,418,825

Undistributed net investment income		$ 919,420		$ 7,082

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Fundamental Large Cap Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its retail counterpart increase.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $17,973 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen VA Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Fund at an exchange ratio of 0.76 and 0.76 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,717,470. The aggregate net assets of the Fund and Evergreen VA Fund immediately prior to the acquisition were $123,648,355 and $55,162,737, respectively. The aggregate net assets of the Fund immediately after the acquisition were $178,811,092.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $24,074,685 and $38,913,613, respectively, for the six months ended June 30, 2006.

During the six months ended June 30, 2006, the Fund loaned securities to certain brokers. At June 30, 2006, the value of securities on loan and the value of collateral amounted to $7,151,843 and $7,324,788, respectively.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $154,283,468. The gross unrealized appreciation and depreciation on securities based on tax cost was $31,763,725 and $4,394,170, respectively, with a net unrealized appreciation of $27,369,555.

As of December 31, 2005, the Fund had $18,839,369 in capital loss carryovers for federal income tax purposes with $9,267,340 expiring in 2009 and $9,572,029 expiring in 2010.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566887 rv3 8/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566887 rv3  8/2006

Evergreen VA Growth Fund

Evergreen

VA GROWTH FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS
August 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA Growth Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to

1

LETTER TO SHAREHOLDERS continued

raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months

2

LETTER TO SHAREHOLDERS continued

of the period, as investors across the globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen’s equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Theodore W. Price, CFA

• Paul Carder, CFA

• Jeffrey S. Drummond, CFA

• Linda Z. Freeman, CFA

• Jeffrey Harrison, CFA

• Edward Rick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998
	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	6.12%	5.97%

Average annual return

1-year	13.62%	13.35%

5-year	5.11%	4.91%

Since portfolio inception	5.29%	5.17%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Growth Fund Class 1 shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 1,061.25	$ 4.50
Class 2	$ 1,000.00	1,059.68	$ 5.77
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.43	$ 4.41
Class 2	$ 1,000.00	$ 1,019.19	$ 5.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class 1 and 1.13% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1[1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.70	$ 13.80	$ 12.12	$ 8.72	$ 11.93	$ 15.71

Income from investment operations
Net investment income (loss)	(0.04)	(0.09)[2]	(0.09)	(0.08)[2]	(0.07)[2]	(0.06)
Net realized and unrealized gains or losses on investments	0.97	0.99	1.77	3.48	(3.14)	(1.42)

Total from investment operations	0.93	0.90	1.68	3.40	(3.21)	(1.48)

Distributions to shareholders from
Net realized gains	(0.72)	0	0	0	0	(2.30)

Net asset value, end of period	$ 14.91	$ 14.70	$ 13.80	$ 12.12	$ 8.72	$ 11.93

Total return[3]	6.12%	6.52%	13.86%	38.99%	(26.91%)	(6.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$81,731	$79,250	$24,221	$19,855	$14,095	$17,505
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[4]	0.92%	0.96%	1.00%	0.97%	0.90%
Expenses excluding waivers/reimbursements
and expense reductions	0.88%[4]	0.92%	0.96%	1.08%	1.15%	0.90%
Net investment income (loss)	(0.47%)[4]	(0.64%)	(0.74%)	(0.75%)	(0.69%)	(0.48%)
Portfolio turnover rate	52%	142%	81%	118%	94%	99%

[1] Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.
[4] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 14.58	$ 13.72	$12.08	$ 8.71	$8.79

Income from investment operations
Net investment income (loss)	(0.05)	(0.12)[2]	(0.10)	(0.11)[2]	(0.03)[2]
Net realized and unrealized gains or losses on investments	0.94	0.98	1.74	3.48	(0.05)

Total from investment operations	0.89	0.86	1.64	3.37	(0.08)

Distributions to shareholders from
Net realized gains	(0.72)	0	0	0	0

Net asset value, end of period	$ 14.75	$ 14.58	$13.72	$12.08	$8.71

Total return[3]	5.97%	6.27%	13.58%	38.69%	(0.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,232	$13,181	$4,960	$2,570	$ 264
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%[4]	1.17%	1.21%	1.26%	1.20%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.13%[4]	1.17%	1.21%	1.34%	1.23%[4]
Net investment income (loss)	(0.72%)[4]	(0.90%)	(0.99%)	(1.03%)	(0.87%)[4]
Portfolio turnover rate	52%	142%	81%	118%	94%

[1] For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.
[4] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 10.2%
Diversified Consumer Services 0.7%
Steiner Leisure, Ltd. *	16,700	$ 660,151

Hotels, Restaurants & Leisure 3.2%
Gaylord Entertainment Co. *	14,800	645,872
Penn National Gaming, Inc. *	20,560	797,317
Rare Hospitality International, Inc. *	18,760	539,538
Shuffle Master, Inc. * (p)	16,890	553,654
Texas Roadhouse, Inc., Class A * (p)	43,600	589,472

		3,125,853

Internet & Catalog Retail 0.7%
Netflix, Inc. *	9,700	263,937
Stamps.com, Inc. * (p)	14,300	397,826

		661,763

Leisure Equipment & Products 0.5%
Pool Corp.	10,975	478,839

Multi-line Retail 0.5%
Conn’s, Inc. * (p)	17,200	456,660

Specialty Retail 3.8%
A.C. Moore Arts & Crafts, Inc. (p)	17,600	287,056
Children’s Place Retail Stores, Inc. (p)	11,500	690,575
Guitar Center, Inc. * (p)	10,200	453,594
Hibbett Sporting Goods, Inc. *	22,680	542,052
Jos. A. Bank Clothiers, Inc. * (p)	20,075	480,997
Monro Muffler Brake, Inc.	15,750	512,820
Stage Stores, Inc.	21,578	712,074

		3,679,168

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc. *	30,700	811,401

CONSUMER STAPLES 2.1%
Food & Staples Retailing 1.6%
Central European Distribution Corp. * (p)	30,450	766,122
United Natural Foods, Inc. * (p)	24,000	792,480

		1,558,602

Personal Products 0.5%
Chattem, Inc. * (p)	14,300	434,291

ENERGY 8.8%
Energy Equipment & Services 7.5%
Basic Energy Services, Inc. *	23,500	718,395
Core Laboratories NV *	11,093	677,117
Oceaneering International, Inc. *	17,024	780,550
Pioneer Drilling Co. *	41,800	645,392

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Superior Energy Services, Inc. *	40,592	$ 1,376,069
Tetra Technologies, Inc. *	32,900	996,541
Unit Corp. *	18,432	1,048,596
Universal Compression Holdings, Inc. *	16,600	1,045,302

		7,287,962

Oil, Gas & Consumable Fuels 1.3%
Bois D’Arc Energy, Inc. * (p)	32,300	531,981
Brigham Exploration Co. *	33,200	262,612
Comstock Resources, Inc. *	14,394	429,805

		1,224,398

FINANCIALS 6.9%
Commercial Banks 4.3%
Boston Private Financial Holdings, Inc.	18,550	517,545
Home BancShares, Inc.	12,100	274,670
Prosperity Bancshares, Inc. (p)	25,800	848,562
Sterling Bancshares, Inc.	35,600	667,500
Texas Capital Bancshares, Inc. *	27,200	633,760
United Community Banks, Inc. (p)	23,500	715,340
Whitney Holding Corp.	15,000	530,550

		4,187,927

Consumer Finance 0.8%
Asta Funding, Inc. (p)	21,562	807,497

Insurance 1.8%
Argonaut Group, Inc. *	20,259	608,580
Hilb Rogal & Hobbs Co.	16,700	622,409
Hub International, Ltd.	18,700	490,127

		1,721,116

HEALTH CARE 17.3%
Biotechnology 3.9%
Arena Pharmaceuticals, Inc. * (p)	36,700	424,986
Cubist Pharmaceuticals, Inc. *	19,700	496,046
Digene Corp.	13,900	538,486
Human Genome Sciences, Inc. * (p)	25,700	274,990
Myogen, Inc. * (p)	11,600	336,400
PDL BioPharma, Inc. *	20,500	377,405
Progenics Pharmaceuticals, Inc. (p)	17,500	421,050
Renovis, Inc. (p)	30,700	470,017
ZymoGenetics, Inc. *	26,000	493,220

		3,832,600

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.2%
ArthroCare Corp. *	18,700	$ 785,587
Cytyc Corp. *	20,100	509,736
Hologic, Inc. *	13,100	646,616
Immucor, Inc. *	29,150	560,555
LifeCell Corp. (p)	20,200	624,584
Meridian Bioscience, Inc.	17,500	436,625
NeuroMetrix, Inc. * (p)	6,900	210,174
ResMed, Inc. *	12,900	605,655
Respironics, Inc. *	18,718	640,530

		5,020,062

Health Care Providers & Services 6.2%
Centene Corp. * (p)	18,600	437,658
LCA-Vision, Inc.	14,100	746,031
Pediatrix Medical Group, Inc. *	12,816	580,565
PSS World Medical, Inc. *	42,000	741,300
Psychiatric Solutions, Inc. *	26,922	771,584
Symbion, Inc. * (p)	40,100	832,476
The Providence Service Corp.	17,800	484,694
United Surgical Partners International, Inc. *	20,185	606,963
VCA Antech, Inc. *	26,545	847,582

		6,048,853

Health Care Technology 0.7%
Allscripts Heathcare Solutions, Inc. * (p)	36,800	645,840

Life Sciences Tools & Services 0.5%
Nektar Therapeutics * (p)	28,000	513,520

Pharmaceuticals 0.8%
Cardiome Pharma Corp. *	54,600	482,664
DepoMed, Inc. (p)	44,000	258,280

		740,944

INDUSTRIALS 17.0%
Aerospace & Defense 2.6%
ARGON ST, Inc. * (p)	34,918	929,866
BE Aerospace, Inc.	32,500	742,950
Essex Corp. * (p)	47,067	866,974

		2,539,790

Air Freight & Logistics 0.7%
Forward Air Corp.	16,300	663,899

Airlines 1.9%
AirTran Holdings, Inc. * (p)	76,300	1,133,818
SkyWest, Inc.	28,400	704,320

		1,838,138

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.1%
Advisory Board Co. *	14,800	$ 711,732
Fuel-Tech NV	2,500	30,250
Heidrick & Struggles International, Inc. *	16,900	571,896
Labor Ready, Inc. *	31,600	715,740

		2,029,618

Construction & Engineering 1.6%
Quanta Services, Inc. (p)	52,000	901,160
Williams Scotsman International, Inc.	29,000	633,360

		1,534,520

Electrical Equipment 0.7%
Power-One, Inc. * (p)	98,139	647,717

Machinery 5.3%
A.S.V., Inc. * (p)	30,000	691,200
ESCO Technologies, Inc. *	20,000	1,069,000
IDEX Corp.	19,300	910,960
Manitowoc Co.	24,200	1,076,900
Oshkosh Truck Corp.	19,132	909,153
RBC Bearings, Inc.	21,300	483,510

		5,140,723

Road & Rail 1.5%
Heartland Express, Inc.	44,400	794,316
Werner Enterprises, Inc. (p)	34,000	689,180

		1,483,496

Trading Companies & Distributors 0.6%
Interline Brands, Inc. *	25,891	605,332

INFORMATION TECHNOLOGY 28.7%
Communications Equipment 4.0%
AudioCodes, Ltd. (p)	69,400	756,460
Comtech Telecommunications Corp. * (p)	33,300	974,691
F5 Networks, Inc. *	14,400	770,112
Foundry Networks, Inc. *	58,100	619,346
Powerwave Technologies, Inc. *	87,500	798,000

		3,918,609

Computers & Peripherals 1.1%
M-Systems Flash Disk Pioneers, Ltd. * (p)	15,300	453,339
Stratasys, Inc. * (p)	21,423	631,122

		1,084,461

Electronic Equipment & Instruments 1.5%
Benchmark Electronics, Inc. *	25,722	620,415
Color Kinetics, Inc. (p)	16,700	315,797
Maxwell Technologies, Inc. (p)	25,900	508,417

		1,444,629

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 6.4%
aQuantive, Inc.	21,500	$ 544,595
Digital Insight Corp. *	28,800	987,552
Digitas, Inc. *	42,100	489,202
Equinix, Inc. * (p)	19,878	1,090,507
Interwoven, Inc. *	53,968	463,045
LivePerson, Inc. *	72,600	352,110
NIC, Inc. * (p)	113,311	819,239
SAVVIS, Inc.	3,900	115,479
SonicWALL, Inc. *	57,200	514,228
ValueClick, Inc. *	53,400	819,690

		6,195,647

IT Services 2.9%
eFunds Corp. *	45,100	994,455
Euronet Worldwide, Inc. * (p)	28,800	1,105,056
MPS Group, Inc. *	50,950	767,307

		2,866,818

Semiconductors & Semiconductor Equipment 6.5%
Advanced Energy Industries, Inc. *	22,400	296,576
ATMI, Inc. *	48,261	1,188,186
Exar Corp. *	49,850	661,509
FormFactor, Inc. * (p)	9,500	423,985
Mindspeed Technologies, Inc. (p)	111,400	268,474
PDF Solutions, Inc. * (p)	42,500	527,425
Power Integrations, Inc. *	18,600	325,128
Rudolph Technologies, Inc. *	52,922	767,369
Semtech Corp. *	22,100	319,345
Supertex, Inc. * (p)	14,700	587,118
Trident Microsystems, Inc. *	19,946	378,575
Zoran Corp. *	22,100	537,914

		6,281,604

Software 6.3%
Agile Software Corp. *	84,528	535,907
Altiris, Inc.	30,700	553,828
Blackboard, Inc. *	17,200	498,112
Bottomline Technologies, Inc. * (p)	55,300	450,142
Concur Technologies, Inc. * (p)	47,664	737,362
Micros Systems, Inc. *	12,900	563,472
Moldflow Corp. *	30,800	360,668
Quality Systems, Inc. (p)	18,340	675,279
Transaction Systems Architects, Inc. *	23,100	963,039
Witness Systems, Inc. *	37,100	748,307

		6,086,116

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.3%
Chemicals 0.8%
Cytec Industries, Inc.	13,700	$ 735,142

Construction Materials 0.7%
Headwaters, Inc. * (p)	25,804	659,550

Metals & Mining 0.8%
AMCOL International Corp.	31,128	820,223

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.6%
Cogent Communications Group, Inc.	64,200	601,554
NeuStar, Inc.	29,800	1,005,750
Time Warner Telecom, Inc. * (p)	64,400	956,340

		2,563,644

Wireless Telecommunication Services 1.1%
SBA Communications Corp. *	38,900	1,016,846

Total Common Stocks (cost $82,883,751)		94,053,969

SHORT-TERM INVESTMENTS 28.2%
MUTUAL FUND SHARES 28.2%
Evergreen Institutional Money Market Fund ø	1,898,388	1,898,388
Navigator Prime Portfolio (p)(p)	25,469,535	25,469,535

Total Short-Term Investments (cost $27,367,923)		27,367,923

Total Investments (cost $110,251,674) 125.2%		121,421,892
Other Assets and Liabilities (25.2%)		(24,459,455)

Net Assets 100.0%		$ 96,962,437

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of June 30, 2006:

Information Technology	29.6%
Health Care	17.9%
Industrials	17.5%
Consumer Discretionary	10.5%
Energy	9.1%
Financials	7.1%
Telecommunication Services	3.8%
Materials	2.4%
Consumer Staples	2.1%

100.0%

See Notes to Financial Statements
14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $108,353,286) including $25,137,475 of
securities loaned	$ 119,523,504
Investments in affiliated money market fund, at value (cost $1,898,388)	1,898,388

Total investments	121,421,892
Cash	2,355
Receivable for securities sold	1,469,654
Receivable for Fund shares sold	316,960
Dividends receivable	15,205
Receivable for securities lending income	2,098
Prepaid expenses and other assets	1,177

Total assets	123,229,341

Liabilities
Payable for securities purchased	729,581
Payable for Fund shares redeemed	45,897
Payable for securities on loan	25,469,535
Advisory fee payable	5,414
Distribution Plan expenses payable	309
Due to other related parties	860
Accrued expenses and other liabilities	15,308

Total liabilities	26,266,904

Net assets	$ 96,962,437

Net assets represented by
Paid-in capital	$ 80,950,485
Undistributed net investment loss	(258,652)
Accumulated net realized gains on investments	5,100,386
Net unrealized gains on investments	11,170,218

Total net assets	$ 96,962,437

Net assets consists of
Class 1	$ 81,730,518
Class 2	15,231,919

Total net assets	$ 96,962,437

Shares outstanding (unlimited number of shares authorized)
Class 1	5,481,565
Class 2	1,032,302

Net asset value per share
Class 1	$ 14.91
Class 2	$ 14.75

See Notes to Financial Statements
15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $206)	$ 106,175
Income from affiliate	98,677
Securities lending	2,467

Total investment income	207,319

Expenses
Advisory fee	354,255
Distribution Plan expenses	18,678
Administrative services fee	50,792
Transfer agent fees	112
Trustees’ fees and expenses	1,657
Printing and postage expenses	9,900
Custodian and accounting fees	16,545
Professional fees	13,806
Other	651

Total expenses	466,396
Less: Expense reductions	(1,096)

Net expenses	465,300

Net investment loss	(257,981)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	5,246,767
Net change in unrealized gains or losses on investments	247,527

Net realized and unrealized gains or losses on investments	5,494,294

Net increase in net assets resulting from operations	$ 5,236,313

See Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment loss	$ (257,981)		$ (477,744)
Net realized gains on investments	5,246,767		10,361,698
Net change in unrealized gains or losses
on investments	247,527		1,378,724

Net increase in net assets resulting
from operations	5,236,313		11,262,678

Distributions to shareholders from
Net realized gains
Class 1	(4,035,219)		0
Class 2	(678,474)		0

Total distributions to shareholders	(4,713,693)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	901,857	14,149,037	506,624	7,250,121
Class 2	98,735	1,530,965	212,097	2,922,165

	15,680,002		10,172,286

Net asset value of shares issued in
reinvestment of distributions
Class 1	260,505	4,035,219	0	0
Class 2	44,229	678,474	0	0

	4,713,693		0

Payment for shares redeemed
Class 1	(1,070,404)	(16,152,583)	(1,102,558)	(15,003,945)
Class 2	(14,947)	(231,686)	(43,637)	(597,100)

	(16,384,269)		(15,601,045)

Net asset value of shares issued in
acquisition
Class 1	0	0	4,230,770	52,778,753
Class 2	0	0	374,264	4,636,811

			57,415,564

Net increase in net assets resulting
from capital share transactions	4,009,426		51,986,805

Total increase in net assets	4,532,046		63,249,483
Net assets
Beginning of period	92,430,391		29,180,908

End of period	$ 96,962,437		$ 92,430,391

Undistributed net investment loss	$ (258,652)		$ (671)

See Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its retail counterpart increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $1,520 to Wachovia Securities, LLC.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen VA Special Equity Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Special Equity Fund at an exchange ratio of 0.82 and 0.82 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,868,148. The aggregate net assets of the Fund and Evergreen VA Special Equity Fund immediately prior to the acquisition were $25,309,085 and $57,415,564, respectively. The aggregate net assets of the Fund immediately after the acquisition were $82,724,649.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $52,435,114 and $51,014,660, respectively, for the six months ended June 30, 2006.

During the six months ended June 30, 2006, the Fund loaned securities to certain brokers. At June 30, 2006, the value of securities on loan and the value of collateral amounted to $25,137,475 and $25,469,535, respectively.

On June 30, 2006 the aggregate cost of securities for federal income tax purposes was $110,423,300. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,217,834 and $3,219,242, respectively, with a net unrealized appreciation of $10,998,592.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566900 rv3 8/2006

Evergreen VA High Income Fund

Evergreen

VA HIGH INCOME FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA High Income Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to raise short-term rates, fixed income

1

LETTER TO SHAREHOLDERS continued

markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months of the period, as investors across the

2

LETTER TO SHAREHOLDERS continued

globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen’s equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Gary Pzegeo, CFA†

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

6-month return	1.76%	1.57%

Average annual return

1-year	3.16%	2.83%

5-year	8.20%	7.97%

Since portfolio inception	7.51%	7.34%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

† Effective August 11, 2006, Gary Pzegeo became the portfolio manager for the fund.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA High Income Fund Class 1 shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 1,017.64	$ 3.85
Class 2	$ 1,000.00	$ 1,015.74	$ 5.10
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.98	$ 3.86
Class 2	$ 1,000.00	$ 1,019.74	$ 5.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.77% for Class 1 and 1.02% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1[1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.27	$ 10.76	$ 10.45	$9.93	$ 9.52	$ 9.37

Income from investment operations
Net investment income (loss)	0.44	0.80	0.72	0.83[2]	0.27	0.81
Net realized and unrealized gains or losses on investments	(0.26)	(0.64)	0.19	0.98	0.41	0.15

Total from investment operations	0.18	0.16	0.91	1.81	0.68	0.96

Distributions to shareholders from
Net investment income	0[3]	(0.65)	(0.60)	(1.29)	(0.27)	(0.81)

Net asset value, end of period	$10.45	$ 10.27	$ 10.76	$10.45	$ 9.93	$ 9.52

Total return[4]	1.76%	1.48%	8.69%	18.26%	7.15%	10.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,962	$10,598	$11,736	$11,485	$26,222	$5,310
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.77%[5]	0.78%	0.99%	0.98%	1.00%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	0.77%[5]	0.78%	1.00%	0.98%	1.31%	1.22%
Net investment income (loss)	6.93%[5]	6.79%	6.60%	7.76%	7.93%	8.49%
Portfolio turnover rate	40%	67%	65%	77%	87%	131%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.23	$ 10.73	$ 10.43	$ 9.91	$9.77

Income from investment operations
Net investment income (loss)	0.37	0.74	0.68[2]	0.80[2]	0.15
Net realized and unrealized gains or losses on investments	(0.20)	(0.62)	0.19	0.99	0.26

Total from investment operations	0.17	0.12	0.87	1.79	0.41

Distributions to shareholders from
Net investment income	0[3]	(0.62)	(0.57)	(1.27)	(0.27)

Net asset value, end of period	$ 10.40	$ 10.23	$ 10.73	$10.43	$9.91

Total return[4]	1.57%	1.15%	8.39%	18.11%	4.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,822	$26,770	$16,698	$7,804	$ 965
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%[5]	1.03%	1.24%	1.25%	1.27%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.02%[5]	1.03%	1.25%	1.25%	1.27%[5]
Net investment income (loss)	6.68%[5]	6.55%	6.31%	7.39%	7.63%[5]
Portfolio turnover rate	40%	67%	65%	77%	87%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 83.2%
CONSUMER DISCRETIONARY 25.2%
Auto Components 3.5%
Accuride Corp., 8.50%, 02/01/2015	$ 200,000	$193,000
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014 (p)	600,000	501,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	24,250
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	200,000	192,000
Lear Corp., Ser. B, 8.11%, 05/15/2009 (p)	250,000	245,000
Visteon Corp., 8.25%, 08/01/2010 (p)	300,000	282,000

		1,437,250

Automobiles 1.2%
Ford Motor Co.:
5.70%, 01/15/2010	190,000	166,556
5.80%, 01/12/2009	75,000	68,556
General Motors Corp., 8.375%, 07/15/2033 (p)	300,000	243,000

		478,112

Diversified Consumer Services 1.7%
Education Management Corp., 8.75%, 06/01/2014 144A	125,000	124,375
Service Corporation International:
7.50%, 06/15/2017 144A	400,000	376,000
7.70%, 04/15/2009	175,000	176,750

		677,125

Hotels, Restaurants & Leisure 3.3%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	106,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	275,000	260,906
Las Vegas Sands Corp., 6.375%, 02/15/2015	450,000	419,625
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	350,000	364,438
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	200,000	207,750

		1,359,469

Household Durables 1.5%
Jarden Corp., 9.75%, 05/01/2012 (p)	400,000	410,000
Libbey, Inc., 12.42%, 06/01/2011 144A (p)	200,000	194,000

		604,000

Leisure Equipment & Products 0.3%
Steinway Musical Instruments, Inc., 7.00%, 03/01/2014 144A	125,000	121,563

Media 8.1%
AMC Entertainment, Inc., 9.875%, 02/01/2012 (p)	175,000	175,000
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 (p)	550,000	545,187
CCH I, LLC, 11.00%, 10/01/2015	250,000	220,000
Cinemark USA, Inc., 9.00%, 02/01/2013	180,000	189,900
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	100,500
Dex Media East, LLC, 9.875%, 11/15/2009	375,000	398,437
Houghton Mifflin Co., 8.25%, 02/01/2011	400,000	407,000
Lamar Media Corp., 6.625%, 08/15/2015	400,000	372,000

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Mediacom Communications Corp., 9.50%, 01/15/2013	$ 525,000	$525,000
Paxson Communications Corp., FRN, 11.32%, 01/15/2013 144A	250,000	251,875
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 (p)	125,000	117,813

		3,302,712

Multi-line Retail 2.0%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	400,000	411,602
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 144A	400,000	420,000

		831,602

Specialty Retail 2.0%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A #	225,000	226,125
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	311,625
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	53,000
United Auto Group, Inc., 9.625%, 03/15/2012	200,000	210,000

		800,750

Textiles, Apparel & Luxury Goods 1.6%
Levi Strauss & Co., 9.75%, 01/15/2015	200,000	201,000
Oxford Industries, Inc., 8.875%, 06/01/2011	200,000	201,000
Unifi, Inc., 11.50%, 05/15/2014 144A	175,000	170,187
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	76,500

		648,687

CONSUMER STAPLES 1.2%
Personal Products 0.6%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	250,000	246,875

Tobacco 0.6%
Commonwealth Brands, Inc., 7.00%, 12/01/2035	238,333	239,456

ENERGY 11.0%
Energy Equipment & Services 1.5%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	193,000	185,280
GulfMark Offshore, Inc., 7.75%, 07/15/2014	175,000	171,500
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	175,000	163,187
Parker Drilling Co., 9.625%, 10/01/2013	70,000	76,300

		596,267

Oil, Gas & Consumable Fuels 9.5%
ANR Pipeline Co., 8.875%, 03/15/2010	70,000	74,288
Chesapeake Energy Corp., 6.875%, 01/15/2016	400,000	380,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	165,000	152,625
El Paso Corp., 7.875%, 06/15/2012 (p)	450,000	460,125
El Paso Production Holding Co., 7.75%, 06/01/2013	400,000	405,000
Encore Acquisition Co., 6.25%, 04/15/2014	400,000	370,000
Exco Resources, Inc., 7.25%, 01/15/2011	400,000	386,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	$ 200,000	$208,500
Peabody Energy Corp., 5.875%, 04/15/2016	200,000	184,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	421,000
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	242,500
Tesoro Corp., 6.625%, 11/01/2015 144A	200,000	190,500
Williams Cos., 8.125%, 03/15/2012	400,000	417,000

		3,891,538

FINANCIALS 7.5%
Consumer Finance 4.6%
CCH II Capital Corp., 10.25%, 09/15/2010	500,000	503,750
General Motors Acceptance Corp.:
6.125%, 09/15/2006 (p)	350,000	349,500
6.875%, 08/28/2012	600,000	565,991
Qwest Capital, Ltd., 6.50%, 11/15/2018	500,000	442,500

		1,861,741

Real Estate Investment Trusts 2.9%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	200,000	207,250
Ser. J, 7.125%, 11/01/2013	200,000	200,250
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	275,000	261,250
7.00%, 01/15/2016	150,000	143,625
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	175,000	173,250
Ventas Realty, Ltd., 6.50%, 06/01/2016	200,000	192,750

		1,178,375

HEALTH CARE 2.4%
Health Care Providers & Services 2.4%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	400,000	420,000
HCA, Inc., 6.375%, 01/15/2015	600,000	558,929

		978,929

INDUSTRIALS 7.1%
Aerospace & Defense 1.6%
Aviall, Inc., 7.625%, 07/01/2011	425,000	445,187
DRS Technologies, Inc., 7.625%, 02/01/2018	225,000	225,000

		670,187

Air Freight & Logistics 1.2%
PHI, Inc., 7.125%, 04/15/2013 144A	500,000	473,750

Commercial Services & Supplies 0.4%
NationsRent Companies, Inc., 9.50%, 10/15/2010	175,000	187,250

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 1.7%
Case New Holland, Inc., 9.25%, 08/01/2011	$ 190,000	$200,925
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	230,000	221,375
ITT Corp., 7.375%, 11/15/2015	275,000	278,437

		700,737

Marine 0.4%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	195,000	168,188

Road & Rail 1.2%
Avis Rent-A-Car, Inc., 7.75%, 05/15/2016 144A	500,000	482,500

Trading Companies & Distributors 0.6%
United Rentals, Inc., 7.00%, 02/15/2014 (p)	250,000	229,688

INFORMATION TECHNOLOGY 3.4%
IT Services 1.4%
iPayment, Inc., 9.75%, 05/15/2014 144A	150,000	150,000
SunGard Data Systems, Inc., 9.125%, 08/15/2013 144A	400,000	417,000

		567,000

Semiconductors & Semiconductor Equipment 0.4%
Spansion, LLC, 11.25%, 01/15/2016 144A	150,000	151,875

Software 1.6%
Activant Solutions, Inc., 9.50%, 05/01/2016 144A	200,000	194,500
UGS Capital Corp. II, 5.81%, 06/01/2011 144A	250,000	248,750
UGS Corp., 10.00%, 06/01/2012	200,000	216,000

		659,250

MATERIALS 10.3%
Chemicals 3.5%
Huntsman International, LLC:
7.875%, 01/01/2015 144A	225,000	212,062
11.50%, 07/15/2012	290,000	325,525
Lyondell Chemical Co.:
9.50%, 12/15/2008	59,000	60,918
10.50%, 06/01/2013	525,000	580,125
Tronox, Inc., 9.50%, 12/01/2012 144A	250,000	258,750

		1,437,380

Containers & Packaging 2.4%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	375,000	371,250
Crown Cork & Seal, Inc., 8.00%, 04/15/2023	125,000	115,938
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	300,000	279,750
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	250,000	237,500

		1,004,438

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 2.5%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	$ 370,000	$357,975
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	175,000	183,750
United States Steel Corp., 10.75%, 08/01/2008	431,000	465,480

		1,007,205

Paper & Forest Products 1.9%
Bowater, Inc., 6.50%, 06/15/2013	350,000	306,250
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	167,125
Georgia Pacific Corp., 8.125%, 05/15/2011	300,000	300,000

		773,375

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 3.7%
Citizens Communications Co., 6.25%, 01/15/2013	350,000	332,500
Consolidated Communications, Inc., 9.75%, 04/01/2012	114,000	117,990
Insight Midwest, LP, 9.75%, 10/01/2009	400,000	409,000
Level 3 Communications, Inc., 6.375%, 10/15/2015	400,000	384,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	275,000	279,813

		1,523,303

Wireless Telecommunication Services 2.4%
Centennial Communications Corp.:
8.125%, 02/01/2014	225,000	217,687
10.00%, 01/01/2013 (p)	200,000	199,000
Dobson Communications Corp., 8.875%, 10/01/2013	200,000	197,500
Horizon PCS, Inc., 11.375%, 07/15/2012	125,000	141,094
Rural Cellular Corp.:
8.25%, 03/15/2012	20,000	20,625
9.75%, 01/15/2010 (p)	200,000	200,250

		976,156

UTILITIES 9.0%
Electric Utilities 2.0%
Reliant Energy, Inc.:
6.75%, 12/15/2014	450,000	416,250
9.50%, 07/15/2013	400,000	404,000

		820,250

Gas Utilities 1.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	400,000	403,223

Independent Power Producers & Energy Traders 6.0%
AES Corp., 7.75%, 03/01/2014	390,000	393,900
Dynegy, Inc., 8.375%, 05/01/2016 144A	625,000	618,750
Mirant Corp., 7.375%, 12/31/2013 144A	275,000	266,750

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders continued
NRG Energy, Inc., 7.375%, 02/01/2016	$ 800,000	$782,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	250,000	283,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	98,526	96,518

		2,441,668

Total Corporate Bonds (cost $34,504,522)		33,931,874

YANKEE OBLIGATIONS - CORPORATE 7.1%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
IMAX Corp., 9.625%, 12/01/2010	400,000	412,000

FINANCIALS 0.9%
Diversified Financial Services 0.9%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	250,000	258,125
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	119,375

		377,500

MATERIALS 2.4%
Chemicals 0.7%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	300,000	282,375

Metals & Mining 1.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	500,000	482,500

Paper & Forest Products 0.5%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	250,000	229,375

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 0.4%
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	161,000

Wireless Telecommunication Services 2.4%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A #	200,000	207,500
11.25%, 06/15/2016 144A #	125,000	128,750
Rogers Wireless, Inc.:
6.375%, 03/01/2014	410,000	392,575
9.625%, 05/01/2011	210,000	231,000

		959,825

Total Yankee Obligations - Corporate (cost $2,983,169)		2,904,575

	Shares	Value

COMMON STOCKS 0.5%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
IMAX Corp. *	12,703	116,360

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	$2,120

UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Mirant Corp. *	3,500	93,800

Total Common Stocks (cost $689,718)		212,280

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * (h) +	50	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 * 144A (h) +	100	0

Total Warrants (cost $10,603)		0

	Principal
	Amount	Value

OTHER 0.9%
Blue Grass Energy Corp. Loan, 10.35%, 12/30/2013 FRN (cost $350,000)	$ 350,000	350,000

	Shares	Value

SHORT-TERM INVESTMENTS 19.0%
MUTUAL FUND SHARES 19.0%
Evergreen Institutional Money Market Fund ø ##	3,572,337	3,572,337
Navigator Prime Portfolio (pp)	4,176,865	4,176,865

Total Short-Term Investments (cost $7,749,202)		7,749,202

Total Investments (cost $46,287,214) 110.7%		45,147,931
Other Assets and Liabilities (10.7%)		(4,363,480)

Net Assets 100.0%		$40,784,451

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
#	When-issued or delayed delivery security
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2006:
AAA	6.5%
BBB	1.0%
BB	28.2%
B	54.5%
CCC	8.9%
NR	0.9%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by maturity as of June 30, 2006:
Less than 1 year	7.4%
1 to 3 year(s)	5.1%
3 to 5 years	13.3%
5 to 10 years	70.1%
10 to 20 years	3.5%
20 to 30 years	0.6%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $42,714,877) including $4,128,864 of
securities loaned	$41,575,594
Investments in affiliated money market fund, at value (cost $3,572,337)	3,572,337

Total investments	45,147,931
Receivable for securities sold	104,854
Interest receivable	875,024
Receivable for securities lending income	2,226
Prepaid expenses and other assets	2,298

Total assets	46,132,333

Liabilities
Payable for securities purchased	1,110,044
Payable for Fund shares redeemed	39,084
Payable for securities on loan	4,176,865
Advisory fee payable	1,670
Distribution Plan expenses payable	631
Due to other related parties	678
Accrued expenses and other liabilities	18,910

Total liabilities	5,347,882

Net assets	$40,784,451

Net assets represented by
Paid-in capital	$50,960,976
Undistributed net investment income	1,343,190
Accumulated net realized losses on investments	(10,380,432)
Net unrealized losses on investments	(1,139,283)

Total net assets	$40,784,451

Net assets consists of
Class 1	$9,962,265
Class 2	30,822,186

Total net assets	$40,784,451

Shares outstanding (unlimited number of shares authorized)
Class 1	953,634
Class 2	2,963,532

Net asset value per share
Class 1	$10.45
Class 2	$10.40

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $307)	$1,467,179
Income from affiliate	60,368
Securities lending	2,752
Dividends	1,642

Total investment income	1,531,941

Expenses
Advisory fee	99,550
Distribution Plan expenses	36,845
Administrative services fee	19,775
Transfer agent fees	404
Trustees’ fees and expenses	345
Printing and postage expenses	9,018
Custodian and accounting fees	8,004
Professional fees	10,102
Other	5,770

Total expenses	189,813
Less: Expense reductions	(1,747)

Net expenses	188,066

Net investment income	1,343,875

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(534,781)
Net change in unrealized gains or losses on investments	(190,062)

Net realized and unrealized gains or losses on investments	(724,843)

Net increase in net assets resulting from operations	$619,032

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income		$1,343,875		$2,132,152
Net realized losses on investments		(534,781)		(269,115)
Net change in unrealized gains or losses
on investments		(190,062)		(1,422,614)

Net increase in net assets resulting
from operations		619,032		440,423

Distributions to shareholders from
Net investment income
Class 1		(1,211)		(631,103)
Class 2		(3,394)		(1,488,494)

Total distributions to shareholders		(4,605)		(2,119,597)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	2,862	30,068	32,107	346,223
Class 2	425,983	4,438,596	1,002,955	10,726,229

		4,468,664		11,072,452

Net asset value of shares issued in
reinvestment of distributions
Class 1	116	1,211	61,681	631,103
Class 2	325	3,394	145,966	1,488,494

		4,605		2,119,597

Payment for shares redeemed
Class 1	(81,591)	(854,107)	(151,925)	(1,631,915)
Class 2	(78,361)	(817,093)	(89,155)	(947,433)

		(1,671,200)		(2,579,348)

Net increase in net assets resulting
from capital share transactions		2,802,069		10,612,701

Total increase in net assets		3,416,496		8,933,527
Net assets
Beginning of period		37,367,955		28,434,428

End of period		$40,784,451		$37,367,955

Undistributed net investment income		$1,343,190		$3,920

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $20,820,052 and $14,577,543, respectively, for the six months ended June 30, 2006.

During the six months ended June 30, 2006 the Fund loaned securities to certain brokers. At June 30, 2006, the value of securities on loan and the value of collateral (including accrued interest) amounted to $4,128,864 and $4,176,865, respectively.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $46,289,041. The gross unrealized appreciation and depreciation on securities based on tax cost was $288,164 and $1,429,274 respectively, with a net unrealized depreciation of $1,141,110.

As of December 31, 2005, the Fund had $9,653,580 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011	2013

$2,026,795	$2,435,731	$4,170,025	$11,033	$972,780	$37,216

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and elected to defer post-October losses of $192,071.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2006, the Fund did not participate in the interfund lending program.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566893 rv3 8/2006

Evergreen Investments℠

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566893 rv3 8/2006

Evergreen VA International Equity Fund

Evergreen

VA INTERNATIONAL EQUITY FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA International Equity Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to raise short-term rates, fixed income

1

LETTER TO SHAREHOLDERS continued

markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months of the period, as investors across the

2

LETTER TO SHAREHOLDERS continued

globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen’s equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Gilman C. Gunn

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998
	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	8.86%	8.81%

Average annual return

1-year	26.82%	26.52%

5-year	10.71%	10.51%

Since portfolio inception	7.64%	7.52%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA International Equity Fund Class 1 shares versus a similar investment in the MSCI EAFE Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 1,088.62	$ 3.47
Class 2	$ 1,000.00	$ 1,088.11	$ 4.76
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.47	$ 3.36
Class 2	$ 1,000.00	$ 1,020.23	$ 4.61

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.67% for Class 1 and 0.92% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1[1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.31	$ 12.62	$ 10.71	$ 8.24	$ 9.36	$ 11.52

Income from investment operations
Net investment income (loss)	0.28	0.19	0.10	0.07[2]	0.13	0.05
Net realized and unrealized gains or losses on investments	0.99	1.82	1.95	2.50	(1.11)	(2.14)

Total from investment operations	1.27	2.01	2.05	2.57	(0.98)	(2.09)

Distributions to shareholders from
Net investment income	(0.12)	(0.32)	(0.14)	(0.10)	(0.14)	(0.07)
Net realized gains	(0.06)	0	0	0	0	0

Total distributions to shareholders	(0.18)	(0.32)	(0.14)	(0.10)	(0.14)	(0.07)

Net asset value, end of period	$ 15.40	$ 14.31	$ 12.62	$ 10.71	$ 8.24	$ 9.36

Total return[3]	8.86%	16.00%	19.21%	31.32%	(10.47%)	(18.18%)

Ratios and supplemental data
Net assets, end of period (thousands)	$147,333	$140,564	$96,614	$70,372	$22,324	$26,868
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%[4]	0.77%	0.96%	1.07%	1.00%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	0.67%[4]	0.77%	0.96%	1.12%	1.39%	1.64%
Net investment income (loss)	3.52%[4]	1.64%	0.98%	0.72%	1.32%	0.82%
Portfolio turnover rate	43%	61%	65%	132%	76%	187%

[1] Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.
[4] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 14.26	$ 12.59	$ 10.70	$ 8.24	$8.95

Income from investment operations
Net investment income (loss)	0.24	0.14	0.09	(0.01)[2]	0.02
Net realized and unrealized gains or losses on investments	1.02	1.83	1.92	2.56	(0.60)

Total from investment operations	1.26	1.97	2.01	2.55	(0.58)

Distributions to shareholders from
Net investment income	(0.12)	(0.30)	(0.12)	(0.09)	(0.13)
Net realized gains	(0.06)	0	0	0	0

Total distributions to shareholders	(0.18)	(0.30)	(0.12)	(0.09)	(0.13)

Net asset value, end of period	$ 15.34	$ 14.26	$ 12.59	$10.70	$8.24

Total return[3]	8.81%	15.67%	18.84%	31.06%	(6.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$96,509	$71,849	$25,451	$7,797	$ 477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[4]	1.01%	1.21%	1.34%	1.18%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.92%[4]	1.01%	1.21%	1.39%	1.28%[4]
Net investment income (loss)	3.35%[4]	1.22%	0.70%	(0.15%)	0.42%[4]
Portfolio turnover rate	43%	61%	65%	132%	76%

[1] For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.
[4] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS
June 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.9%
CONSUMER DISCRETIONARY 9.6%
Auto Components 0.0%
Continental AG	Germany	898	$ 91,702

Automobiles 1.3%
Peugeot SA	France	3,945	245,231
TI Automotive, Ltd. * (q)+	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	56,000	2,931,655

			3,176,886

Hotels, Restaurants & Leisure 1.1%
Ladbrokes plc	United Kingdom	88,170	663,667
Sodexho Alliance SA	France	42,121	2,022,021

			2,685,688

Household Durables 1.6%
Koninklijke Philips Electronics NV	Netherlands	105,035	3,278,712
Sharp Corp.	Japan	43,000	679,461

			3,958,173

Leisure Equipment & Products 0.3%
Photo-Me International plc	United Kingdom	387,489	758,695

Media 2.6%
Axel Springer Verlag AG	Germany	1,417	186,579
Edipresse SA	Switzerland	200	92,252
Lagardere Groupe	France	4,632	341,500
PagesJaunes SA	France	21,956	688,732
Television Broadcasts, Ltd.	Hong Kong	179,000	1,105,095
Toho Co., Ltd.	Japan	19,600	391,418
Trinity Mirror plc	United Kingdom	50,826	458,150
Vivendi Universal	France	86,663	3,034,101

			6,297,827

Multi-line Retail 0.9%
Daimaru, Inc.	Japan	17,000	225,240
Isetan Co., Ltd.	Japan	28,700	489,119
NEXT plc	United Kingdom	28,957	872,922
Takashimaya Co., Ltd.	Japan	42,000	527,111

			2,114,392

Specialty Retail 0.7%
Kingfisher plc	United Kingdom	249,995	1,101,340
Yamada Denki Co., Ltd.	Japan	5,400	550,761

			1,652,101

Textiles, Apparel & Luxury Goods 1.1%
Adidas-Salomon AG	Germany	19,760	943,783
Christian Dior SA	France	15,200	1,488,680
Geox SpA	Italy	28,569	339,852

			2,772,315

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 12.5%
Beverages 4.3%
Diageo plc	United Kingdom	250,079	$ 4,201,281
Foster’s Group, Ltd.	Australia	109,507	445,029
Heineken NV	Netherlands	94,769	4,014,168
Scottish & Newcastle plc	United Kingdom	136,584	1,286,053
Wolverhampton & Dudley Breweries plc	United Kingdom	22,488	534,603

			10,481,134

Food & Staples Retailing 2.0%
Carrefour SA	France	81,507	4,774,031

Food Products 3.3%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	293	578,633
Cresud S.A.C.I.F.	Argentina	17,346	234,518
Ezaki Glico Co., Ltd.	Japan	28,000	289,495
Lotte Confectionery Co., Ltd.	South Korea	332	418,149
Nestle SA	Switzerland	20,516	6,431,663

			7,952,458

Household Products 0.3%
Kao Corp.	Japan	29,000	759,089

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	40,000	784,828

Tobacco 2.3%
British American Tobacco plc	United Kingdom	167,945	4,225,188
Japan Tobacco, Inc.	Japan	69	251,468
Swedish Match AB	Sweden	74,500	1,199,403

			5,676,059

ENERGY 8.8%
Oil, Gas & Consumable Fuels 8.8%
BP plc	United Kingdom	724,310	8,435,511
Eni SpA	Italy	114,634	3,373,286
Petroleo Brasileiro SA, ADR	Brazil	6,083	543,273
Royal Dutch Shell plc, Class A	United Kingdom	20,284	681,909
Statoil ASA	Norway	52,700	1,493,265
Total SA	France	105,925	6,963,532

			21,490,776

FINANCIALS 26.8%
Capital Markets 2.6%
Compagnie Nationale a Portefeuille	Belgium	770	265,447
Deutsche Bank AG	Germany	36,787	4,136,402
UBS AG	Switzerland	18,217	1,992,880

			6,394,729

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 12.9%
ABN AMRO Holding NV	Netherlands	58,024	$ 1,585,857
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	82,485	1,285,821
Anglo Irish Bank Corp. plc - London Exchange	Ireland	2,656	41,233
Banco Macro Bansud SA, ADR *	Argentina	7,446	151,600
BNP Paribas SA	France	41,738	3,991,804
Chinatrust Financial Holding Co., Ltd.	Taiwan	941,000	780,316
HBOS plc	United Kingdom	52,665	914,433
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	38,925	681,593
HSBC Holdings plc - London Exchange	United Kingdom	144,258	2,535,423
Lloyds TSB Group plc	United Kingdom	186,021	1,826,279
Mitsubishi UFJ Financial Group, Inc.	Japan	268	3,747,597
Mizuho Financial Group, Inc.	Japan	359	3,040,299
Royal Bank of Scotland Group plc	United Kingdom	183,081	6,012,801
Sumitomo Mitsui Financial, Group Inc.	Japan	132	1,395,910
Sumitomo Trust & Banking Co., Ltd.	Japan	99,000	1,081,542
The Bank of Yokohama, Ltd.	Japan	183,000	1,415,443
The Chiba Bank, Ltd.	Japan	105,000	981,909

			31,469,860

Consumer Finance 0.8%
Orix Corp.	Japan	7,760	1,895,578

Diversified Financial Services 3.3%
AFK Sistema, GDR	Russia	19,312	388,171
Groupe Bruxelles Lambert SA	Belgium	13,094	1,370,257
Guoco Group, Ltd.	Bermuda	123,000	1,455,387
IFIL Investments SpA	Italy	83,171	471,846
ING Groep NV	Netherlands	72,349	2,840,801
Instituto Finanziario Industriale SpA *	Italy	10,583	240,564
Pargesa Holdings SA	Switzerland	12,059	1,141,022

			7,908,048

Insurance 3.9%
Allianz AG	Germany	3,323	524,461
Amlin plc	United Kingdom	96,563	420,944
Baloise-Holding AG	Switzerland	11,500	882,052
Catlin Group, Ltd.	Bermuda	67,421	535,507
CNP Assurances	France	19,749	1,876,169
Irish Life & Permanent plc - Dublin Exchange	Ireland	2,043	48,554
Irish Life & Permanent plc - London Exchange	Ireland	72,841	1,742,318
Mitsui Sumitomo Insurance Co., Ltd.	Japan	160,000	2,009,439
Sompo Japan Insurance, Inc.	Japan	47,000	657,228
Swiss Reinsurance Co.	Switzerland	7,370	514,137
TrygVesta A/S *	Denmark	5,587	348,365

			9,559,174

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 3.3%
British Land Co. plc	United Kingdom	115,433	$ 2,692,992
Hysan Development Co., Ltd.	Hong Kong	356,000	1,008,395
IRSA-Inversiones y Representaciones SA *	Argentina	34,122	383,190
IVG Immobilien AG	Germany	60,125	1,814,599
Mitsubishi Estate Co., Ltd.	Japan	43,000	913,215
Shun Tak Holdings, Ltd.	Hong Kong	204,000	265,283
Tokyo Tatemono Co., Ltd.	Japan	100,000	1,071,491

			8,149,165

HEALTH CARE 5.3%
Pharmaceuticals 5.3%
GlaxoSmithKline plc	United Kingdom	235,845	6,582,532
Novartis AG	Switzerland	46,595	2,518,237
Roche Holding AG	Switzerland	23,016	3,797,480

			12,898,249

INDUSTRIALS 11.6%
Aerospace & Defense 1.0%
BAE Systems plc	United Kingdom	376,307	2,570,113

Building Products 1.1%
Assa Abloy AB, Class B	Sweden	54,600	916,915
Compagnie de Saint-Gobain SA	France	24,792	1,770,798

			2,687,713

Commercial Services & Supplies 0.4%
Randstad Holding NV	Netherlands	2,916	170,796
USG People NV	Netherlands	9,548	729,557

			900,353

Construction & Engineering 0.7%
Bilfinger Berger AG	Germany	15,038	816,821
Koninklijke Boskalis Westminster NV	Netherlands	3,397	230,264
Okumura Corp.	Japan	110,000	611,432

			1,658,517

Electrical Equipment 2.1%
Alstom SA *	France	24,963	2,279,002
Carbone Lorraine SA	France	4,476	245,869
Mitsubishi Electric Corp.	Japan	149,000	1,194,136
Schneider Electric SA	France	14,709	1,531,745

			5,250,752

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.0%
Far Eastern Textile, Ltd.	Taiwan	421,400	$ 344,236
Fraser & Neave, Ltd.	Singapore	50,000	126,311
Keppel Corp., Ltd.	Singapore	133,000	1,234,748
Melco International Development, Ltd.	Hong Kong	105,000	263,622
Siemens AG	Germany	32,235	2,802,037

			4,770,954

Machinery 3.7%
Aker Yards ASA	Norway	2,620	184,229
Fanuc, Ltd.	Japan	9,600	862,507
Heidelberger Druckmaschinen AG	Germany	5,031	228,528
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	856,000	2,708,198
Kawasaki Heavy Industries, Ltd.	Japan	149,000	501,355
KCI Konecranes International Oyj	Finland	36,800	662,058
Komatsu, Ltd.	Japan	99,000	1,968,406
Sumitomo Heavy Industries, Ltd.	Japan	26,000	240,412
THK Co., Ltd.	Japan	58,000	1,728,544

			9,084,237

Road & Rail 0.6%
Central Japan Railway Co.	Japan	147	1,464,604

INFORMATION TECHNOLOGY 2.7%
Office Electronics 1.4%
Canon, Inc.	Japan	25,500	1,250,262
Neopost	France	18,568	2,113,920

			3,364,182

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	South Korea	390	247,861

Software 1.2%
Nintendo Co., Ltd.	Japan	17,000	2,852,648

MATERIALS 5.8%
Chemicals 3.4%
Akzo Nobel NV	Netherlands	16,343	880,396
BASF AG	Germany	14,634	1,173,897
Hitachi Chemical Co., Ltd.	Japan	22,900	600,420
Lonza Group AG	Switzerland	23,298	1,594,855
Sanyo Chemical Industries, Ltd.	Japan	42,000	310,540
Sumitomo Bakelite Co., Ltd.	Japan	26,000	244,048
Sumitomo Chemical Co., Ltd.	Japan	71,000	591,977
Tokuyama Corp.	Japan	28,000	416,011
Toray Industries, Inc.	Japan	236,000	2,048,138
Umicore SA	Belgium	2,354	314,017

			8,174,299

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.9%
Cemex SA de CV, ADR	Mexico	8,339	$ 475,073
CRH plc - Irish Exchange	Ireland	1,485	48,233
CRH plc - London Exchange	Ireland	28,645	932,963
Imerys	France	9,318	744,129

			2,200,398

Metals & Mining 1.5%
Barrick Gold Corp.	Canada	40,654	1,203,358
BHP Billiton, Ltd.	United Kingdom	67,825	1,314,217
Evraz Group SA, GDR *	Luxembourg	15,571	388,497
Meridian Gold, Inc. *	Canada	15,951	505,328
Polyus Gold Mining Co. *	Russia	6,262	269,266

			3,680,666

TELECOMMUNICATION SERVICES 8.5%
Diversified Telecommunication Services 5.9%
BCE, Inc.	Canada	35,100	829,545
Chunghwa Telecom Co., Ltd.	Taiwan	757,000	1,367,692
Chunghwa Telecom Co., Ltd. ADR	Taiwan	12,052	222,600
Deutsche Telekom AG	Germany	84,678	1,361,122
Koninklijke KPN NV	Netherlands	98,406	1,105,239
KT Corp.	South Korea	11,030	455,127
Nippon Telegraph & Telephone Corp.	Japan	2	9,806
Telecom Italia SpA	Italy	335,288	932,872
Telefonica SA	Spain	387,484	6,446,300
Telenor ASA	Norway	143,000	1,727,524

			14,457,827

Wireless Telecommunication Services 2.6%
Bouygues SA	France	20,061	1,030,444
China Unicom, Ltd.	Hong Kong	306,000	271,849
Option NV *	Belgium	13,896	332,917
Vodafone Group plc	United Kingdom	2,149,066	4,575,015

			6,210,225

UTILITIES 2.3%
Electric Utilities 1.4%
E.ON AG	Germany	20,403	2,346,815
Korea Electric Power Corp.	South Korea	29,220	1,082,507

			3,429,322

Gas Utilities 0.1%
Tokyo Gas Co., Ltd.	Japan	52,000	244,957

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 0.8%
RWE AG	Germany	23,280	$ 1,934,978

Total Common Stocks (cost $191,764,756)			228,885,563

PREFERRED STOCKS 1.4%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Dr. Ing. h.c. F. Porsche AG	Germany	513	495,396

HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Fresenius AG	Germany	13,493	2,245,598

INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	South Korea	1,279	624,133

Total Preferred Stocks (cost $2,475,529)			3,365,127

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $5,230,837)	United States	5,230,837	5,230,837

Total Investments (cost $199,471,122) 97.4%			237,481,527
Other Assets and Liabilities 2.6%			6,361,185

Net Assets 100.0%			$ 243,842,712

*	Non-income producing security
(q)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of June 30, 2006:

United Kingdom	22.8%
Japan	19.8%
France	15.1%
Germany	9.1%
Switzerland	8.4%
Netherlands	6.4%
Spain	2.8%
Italy	2.3%
Ireland	1.8%
Norway	1.5%
Hong Kong	1.3%
South Korea	1.2%
Taiwan	1.2%
Canada	1.1%
Belgium	1.0%
Sweden	0.9%
Bermuda	0.9%
Singapore	0.6%
Argentina	0.3%
Finland	0.3%
Russia	0.3%
Brazil	0.2%
Mexico	0.2%
Australia	0.2%
Luxembourg	0.2%
Denmark	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2006:

Financials	28.1%
Consumer Staples	13.1%
Industrials	12.2%
Consumer Discretionary	10.3%
Energy	9.3%
Telecommunication Services	8.9%
Health Care	6.5%
Materials	6.1%
Information Technology	3.1%
Utilities	2.4%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $194,240,285)	$ 232,250,690
Investments in affiliated money market fund, at value (cost $5,230,837)	5,230,837

Total investments	237,481,527
Foreign currency, at value (cost $5,881,980)	5,922,448
Receivable for Fund shares sold	270,651
Dividends receivable	469,721

Total assets	244,144,347

Liabilities
Payable for securities purchased	107,609
Payable for Fund shares redeemed	142,944
Advisory fee payable	7,829
Distribution Plan expenses payable	1,958
Due to other related parties	2,124
Accrued expenses and other liabilities	39,171

Total liabilities	301,635

Net assets	$ 243,842,712

Net assets represented by
Paid-in capital	$ 199,110,425
Undistributed net investment income	4,076,590
Accumulated net realized gains on investments	2,600,016
Net unrealized gains on investments	38,055,681

Total net assets	$ 243,842,712

Net assets consists of
Class 1	$ 147,333,388
Class 2	96,509,324

Total net assets	$ 243,842,712

Shares outstanding (unlimited number of shares authorized)
Class 1	9,564,164
Class 2	6,293,115

Net asset value per share
Class 1	$ 15.40
Class 2	$ 15.34

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $414,154)	$ 4,893,862
Income from affiliate	111,313

Total investment income	5,005,175

Expenses
Advisory fee	471,125
Distribution Plan expenses	108,485
Administrative services fee	117,907
Transfer agent fees	284
Trustees’ fees and expenses	1,745
Printing and postage expenses	17,751
Custodian and accounting fees	173,452
Professional fees	10,042
Interest expense	1,387
Other	1,844

Total expenses	904,022
Less: Expense reductions	(2,350)

Net expenses	901,672

Net investment income	4,103,503

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	13,783,539
Foreign currency related transactions	(386,054)

Net realized gains on investments	13,397,485
Net change in unrealized gains or losses on investments	878,731

Net realized and unrealized gains or losses on investments	14,276,216

Net increase in net assets resulting from operations	$ 18,379,719

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income	$ 4,103,503		$ 2,399,153
Net realized gains on investments	13,397,485		11,624,756
Net change in unrealized gains or losses
on investments	878,731		12,547,737

Net increase in net assets resulting from
operations	18,379,719		26,571,646

Distributions to shareholders from
Net investment income
Class 1	(1,173,301)		(3,032,455)
Class 2	(658,746)		(1,338,050)
Net realized gains
Class 1	(575,225)		0
Class 2	(327,957)		0

Total distributions to shareholders	(2,735,229)		(4,370,505)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,702,294	25,972,837	3,751,483	49,261,968
Class 2	1,318,603	20,071,680	2,989,307	38,938,034

	46,044,517		88,200,002

Net asset value of shares issued in
reinvestment of distributions
Class 1	114,959	1,748,526	216,342	3,032,455
Class 2	65,129	986,703	95,442	1,338,050

	2,735,229		4,370,505

Payment for shares redeemed
Class 1	(2,074,780)	(31,057,859)	(1,802,353)	(23,528,327)
Class 2	(127,671)	(1,936,833)	(69,673)	(895,050)

	(32,994,692)		(24,423,377)

Net increase in net assets resulting
from capital share transactions	15,785,054		68,147,130

Total increase in net assets	31,429,544		90,348,271
Net assets
Beginning of period	212,413,168		122,064,897

End of period	$ 243,842,712		$ 212,413,168

Undistributed net investment income	$ 4,076,590		$ 1,805,134

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its retail counterpart increase.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $106,150,088 and $99,300,050, respectively, for the six months ended June 30, 2006.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $200,327,961. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,360,187 and $2,206,621, respectively, with a net unrealized appreciation of $37,153,566.

As of December 31, 2005, the Fund had $6,703,585 in capital loss carryovers for federal income tax purposes with $3,115,600 expiring in 2009 and $3,587,985 expiring in 2010 .

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers was limited during the year ended December 31, 2005 in accordance with income tax regulations.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and elected to defer post-October currency losses of $15,413.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2006, the Fund had average borrowings outstanding of $25,968 (on an annualized basis) at a an average rate of 5.34% and paid interest of $1,387.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

24

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566888 rv3 8/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566888 rv3 8/2006

Evergreen VA Omega Fund

Evergreen

VA OMEGA FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA Omega Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to

1

LETTER TO SHAREHOLDERS continued

raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months

2

LETTER TO SHAREHOLDERS continued

of the period, as investors across the globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen’s equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Aziz Hamzaogullari

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	-3.87%	-4.02%

Average annual return

1-year	3.86%	3.56%

5-year	0.52%	0.31%

Since portfolio inception	5.64%	5.52%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Omega Fund Class 1 shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$961.29	$ 3.40
Class 2	$ 1,000.00	$959.81	$ 4.62
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.32	$ 3.51
Class 2	$ 1,000.00	$ 1,020.08	$ 4.76

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.70% for Class 1 and 0.95% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1[1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.79	$ 16.20	$ 15.11	$10.79	$ 14.46	$ 16.97

Income from investment operations
Net investment income (loss)	0.02	(0.01)	0.03	(0.02)	(0.01)[2]	(0.02)
Net realized and unrealized gains or losses on investments	(0.67)	0.63	1.06	4.34	(3.66)	(2.49)

Total from investment operations	(0.65)	0.62	1.09	4.32	(3.67)	(2.51)

Distributions to shareholders from net investment income	0	(0.03)	0	0	0	0

Net asset value, end of period	$ 16.14	$ 16.79	$ 16.20	$15.11	$ 10.79	$ 14.46

Total return[3]	(3.87%)	3.85%	7.21%	40.04%	(25.38%)	(14.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$79,087	$94,372	$119,438	$108,348	$75,169	$108,873
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%[4]	0.71%	0.68%	0.72%	0.70%	0.72%
Expenses excluding waivers/reimbursements
and expense reductions	0.70%[4]	0.71%	0.68%	0.72%	0.70%	0.72%
Net investment income (loss)	0.16%[4]	(0.09%)	0.18%	(0.20%)	(0.06%)	(0.16%)
Portfolio turnover rate	112%	124%	169%	180%	184%	181%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 16.67	$ 16.10	$ 15.05	$10.78	$11.13

Income from investment operations
Net investment income (loss)	0	(0.04)	0.01	(0.03)	(0.01)[2]
Net realized and unrealized gains or losses on investments	(0.67)	0.61	1.04	4.30	(0.34)

Total from investment operations	(0.67)	0.57	1.05	4.27	(0.35)

Distributions to shareholders from net investment income	0	0[3]	0	0	0

Net asset value, end of period	$ 16.00	$ 16.67	$ 16.10	$15.05	$10.78

Total return[4]	(4.02%)	3.57%	6.98%	39.61%	(3.14%)

Ratios and supplemental data
Net assets, end of period (thousands)	$34,188	$30,108	$19,662	$7,609	$ 822
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[5]	0.96%	0.93%	0.99%	0.96%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.95%[5]	0.96%	0.93%	0.99%	0.96%[5]
Net investment income (loss)	(0.09%)[5]	(0.32%)	0.04%	(0.46%)	(0.27%)[5]
Portfolio turnover rate	112%	124%	169%	180%	184%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 17.6%
Diversified Consumer Services 2.8%
Apollo Group, Inc., Class A *	62,300	$3,219,041

Hotels, Restaurants & Leisure 3.9%
Carnival Corp.	28,770	1,200,860
OSI Restaurant Partners, Inc. (p)	92,697	3,207,316

		4,408,176

Internet & Catalog Retail 3.8%
Amazon.com, Inc. * (p)	110,231	4,263,735

Media 2.5%
Omnicom Group, Inc.	32,263	2,874,311

Multi-line Retail 0.8%
Target Corp.	18,062	882,690

Specialty Retail 3.8%
Best Buy Co., Inc.	33,885	1,858,253
Chico’s FAS, Inc. * (p)	90,363	2,437,994

		4,296,247

CONSUMER STAPLES 7.9%
Beverages 2.6%
Coca-Cola Co.	67,793	2,916,455

Food & Staples Retailing 3.2%
Wal-Mart Stores, Inc.	74,836	3,604,850

Household Products 2.1%
Procter & Gamble Co.	43,492	2,418,155

ENERGY 4.0%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	17,711	1,153,163
Weatherford International, Ltd. *	19,603	972,701

		2,125,864

Oil, Gas & Consumable Fuels 2.1%
Apache Corp.	9,251	631,381
ConocoPhillips	9,246	605,891
Exxon Mobil Corp.	19,452	1,193,380

		2,430,652

FINANCIALS 5.1%
Diversified Financial Services 2.6%
Citigroup, Inc.	60,495	2,918,279

Insurance 2.5%
Marsh & McLennan Cos.	104,733	2,816,270

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 21.2%
Biotechnology 5.6%
Amgen, Inc. *	61,013	$3,979,878
Biogen Idec, Inc. * (p)	52,422	2,428,711

		6,408,589

Health Care Equipment & Supplies 7.4%
Medtronic, Inc.	60,799	2,852,689
St. Jude Medical, Inc. *	90,760	2,942,440
Zimmer Holdings, Inc. *	45,932	2,605,263

		8,400,392

Pharmaceuticals 8.2%
Abbott Laboratories	84,880	3,701,617
Bristol-Myers Co.	123,801	3,201,494
Johnson & Johnson	19,747	1,183,240
Pfizer, Inc.	49,830	1,169,510

		9,255,861

INDUSTRIALS 7.9%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	16,012	1,148,701

Commercial Services & Supplies 1.7%
Cintas Corp.	50,300	1,999,928

Industrial Conglomerates 3.7%
Tyco International, Ltd.	152,271	4,187,452

Machinery 1.5%
Pall Corp.	59,776	1,673,728

INFORMATION TECHNOLOGY 35.1%
Communications Equipment 4.3%
Cisco Systems, Inc. *	143,403	2,800,661
QUALCOMM, Inc.	50,687	2,031,028

		4,831,689

Computers & Peripherals 7.0%
Dell, Inc. *	145,384	3,548,823
Lexmark International, Inc., Class A *	77,200	4,310,076

		7,858,899

Internet Software & Services 6.0%
eBay, Inc. *	119,115	3,488,878
Google, Inc., Class A *	7,986	3,348,770

		6,837,648

IT Services 3.2%
Affiliated Computer Services, Inc., Class A * (p)	47,445	2,448,637
Automatic Data Processing, Inc.	25,787	1,169,440

		3,618,077

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 7.2%
Altera Corp. * (p)	225,138	$3,951,172
Intel Corp.	131,240	2,486,998
KLA-Tencor Corp.	14,525	603,804
Texas Instruments, Inc.	37,405	1,132,997

		8,174,971

Software 7.4%
Cadence Design Systems, Inc. *	65,072	1,115,985
Microsoft Corp.	149,739	3,488,919
Oracle Corp. *	261,664	3,791,511

		8,396,415

Total Common Stocks (cost $109,473,511)		111,967,075

SHORT-TERM INVESTMENTS 10.5%
MUTUAL FUND SHARES 10.5%
Evergreen Institutional U.S. Government Money Market Fund ø	2,358,646	2,358,646
Navigator Prime Portfolio (pp)	9,487,274	9,487,274

Total Short-Term Investments (cost $11,845,920)		11,845,920

Total Investments (cost $121,319,431) 109.3%		123,812,995
Other Assets and Liabilities (9.3%)		(10,537,314)

Net Assets 100.0%		$113,275,681

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of June 30, 2006:
Information Technology	35.5%
Health Care	21.5%
Consumer Discretionary	17.8%
Industrials	8.0%
Consumer Staples	8.0%
Financials	5.1%
Energy	4.1%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $118,960,785) including $9,228,611 of securities
loaned	$121,454,349
Investments in affiliated money market fund, at value (cost $2,358,646)	2,358,646

Total investments	123,812,995
Receivable for Fund shares sold	19,278
Dividends receivable	65,096
Receivable for securities lending income	210

Total assets	123,897,579

Liabilities
Payable for securities purchased	1,060,802
Payable for Fund shares redeemed	36,874
Payable for securities on loan	9,487,274
Advisory fee payable	4,865
Distribution Plan expenses payable	705
Due to other related parties	1,083
Accrued expenses and other liabilities	30,295

Total liabilities	10,621,898

Net assets	$113,275,681

Net assets represented by
Paid-in capital	$138,141,942
Undistributed net investment income	53,488
Accumulated net realized losses on investments	(27,413,313)
Net unrealized gains on investments	2,493,564

Total net assets	$113,275,681

Net assets consists of
Class 1	$79,087,380
Class 2	34,188,301

Total net assets	$113,275,681

Shares outstanding (unlimited number of shares authorized)
Class 1	4,900,355
Class 2	2,136,765

Net asset value per share
Class 1	$16.14
Class 2	$16.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $7,488)	$449,066
Income from affiliate	75,139
Securities lending	234

Total investment income	524,439

Expenses
Advisory fee	318,973
Distribution Plan expenses	41,915
Administrative services fee	60,920
Transfer agent fees	255
Trustees’ fees and expenses	2,123
Printing and postage expenses	18,259
Custodian and accounting fees	17,109
Professional fees	10,147
Other	968

Total expenses	470,669
Less: Expense reductions	(1,182)

Net expenses	469,487

Net investment income	54,952

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	12,142,612
Foreign currency related transactions	1,128

Net realized gains on investments	12,143,740
Net change in unrealized gains or losses on investments	(16,759,449)

Net realized and unrealized gains or losses on investments	(4,615,709)

Net decrease in net assets resulting from operations	$(4,560,757)

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income (loss)		$54,952		$(163,315)
Net realized gains on investments		12,143,740		8,365,714
Net change in unrealized gains or losses
on investments		(16,759,449)		(4,165,545)

Net increase (decrease) in net assets
resulting from operations		(4,560,757)		4,036,854

Distributions to shareholders from
Net investment income
Class 1		0		(213,838)
Class 2		0		(5,633)

Total distributions to shareholders		0		(219,471)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	126,041	2,156,249	296,988	4,727,929
Class 2	353,440	6,075,802	670,718	10,615,116

		8,232,051		15,343,045

Net asset value of shares issued in
reinvestment of distributions
Class 1	0	0	13,734	213,838
Class 2	0	0	364	5,633

		0		219,471

Payment for shares redeemed
Class 1	(845,213)	(14,488,865)	(2,061,652)	(32,624,550)
Class 2	(22,827)	(386,900)	(86,324)	(1,375,097)

		(14,875,765)		(33,999,647)

Net decrease in net assets resulting
from capital share transactions		(6,643,714)		(18,437,131)

Total decrease in net assets		(11,204,471)		(14,619,748)
Net assets
Beginning of period		124,480,152		139,099,900

End of period	$ 113,275,681		$ 124,480,152

Undistributed (overdistributed) net
investment income (loss)		$53,488		$(1,464)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as average daily net assets increase.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equip-

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $20,131 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $134,261,849 and $135,838,492, respectively, for the six months ended June 30, 2006.

During the six months ended June 30, 2006, the Fund loaned securities to certain brokers. At June 30, 2006, the value of securities on loan and the value of collateral amounted to $9,228,611 and $9,487,274, respectively.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $121,416,774. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,110,780 and $2,714,559, respectively, with a net unrealized appreciation of $2,396,221.

As of December 31, 2005, the Fund had $39,427,486 in capital loss carryovers for federal income tax purposes with $23,303,371 expiring in 2009 and $16,124,115 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris‘ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566901 rv3 8/2006

Evergreen Investments™

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566901 rv3 8/2006

Evergreen VA Special Values Fund

Evergreen

VA SPECIAL VALUES FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA Special Values Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter.

Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board

1

LETTER TO SHAREHOLDERS continued

(“Fed”) and other central banks to raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor

2

LETTER TO SHAREHOLDERS continued

sentiment in the final two months of the period, as investors across the globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen’s equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• James M. Tringas, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return	8.95%	8.84%

Average annual return

1-year	15.87%	15.60%

5-year	11.54%	11.35%

Since portfolio inception	12.16%	12.04%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Special Values Fund Class 1 shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 1,089.46	$ 4.97
Class 2	$ 1,000.00	$ 1,088.43	$ 6.27
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.03	$ 4.81
Class 2	$ 1,000.00	$ 1,018.79	$ 6.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class 1 and 1.21% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1[1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.13	$ 16.31	$ 13.78	$10.65	$ 12.60	$ 11.70

Income from investment operations
Net investment income (loss)	0.06	0.16	0.16	0.01	0.02[2]	0.02
Net realized and unrealized gains or losses on investments	1.39	1.59	2.64	3.13	(1.58)	1.98

Total from investment operations	1.45	1.75	2.80	3.14	(1.56)	2.00

Distributions to shareholders from
Net investment income	(0.01)	(0.16)	(0.15)	(0.01)	(0.02)	(0.02)
Net realized gains	(0.21)	(1.77)	(0.12)	0	(0.37)	(1.08)

Total distributions to shareholders	(0.22)	(1.93)	(0.27)	(0.01)	(0.39)	(1.10)

Net asset value, end of period	$ 17.36	$ 16.13	$ 16.31	$13.78	$ 10.65	$ 12.60

Total return[3]	8.95%	10.76%	20.37%	29.52%	(12.60%)	18.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$97,746	$83,784	$65,151	$46,621	$32,300	$22,515
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.96%[4]	0.98%	1.00%	1.00%	1.00%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	0.96%[4]	0.98%	1.05%	1.14%	1.13%	1.07%
Net investment income (loss)	0.75%[4]	1.13%	1.20%	0.14%	0.18%	0.29%
Portfolio turnover rate	25%	44%	34%	98%	61%	81%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 16.09	$ 16.28	$ 13.76	$10.65	$11.39

Income from investment operations
Net investment income (loss)	0.04	0.14	0.13	0	0.02[2]
Net realized and unrealized gains or losses on investments	1.39	1.56	2.63	3.11	(0.49)

Total from investment operations	1.43	1.70	2.76	3.11	(0.47)

Distributions to shareholders from
Net investment income	(0.01)	(0.12)	(0.12)	0	(0.01)
Net realized gains	(0.21)	(1.77)	(0.12)	0	(0.26)

Total distributions to shareholders	(0.22)	(1.89)	(0.24)	0	(0.27)

Net asset value, end of period	$ 17.30	$ 16.09	$ 16.28	$13.76	$10.65

Total return[3]	8.84%	10.48%	20.10%	29.20%	(4.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$20,878	$19,633	$17,162	$7,479	$1,055
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.21%[4]	1.23%	1.25%	1.26%	1.28%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.21%[4]	1.23%	1.30%	1.40%	1.55%[4]
Net investment income (loss)	0.49%[4]	0.88%	0.98%	(0.11%)	0.46%[4]
Portfolio turnover rate	25%	44%	34%	98%	61%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 17.5%
Auto Components 1.0%
Modine Manufacturing Co.	27,500	$642,400
Superior Industries International, Inc. (p)	30,406	556,126

		1,198,526

Hotels, Restaurants & Leisure 5.5%
IHOP Corp. (p)	700	33,656
Jack In The Box, Inc. * (p)	19,860	778,512
Lone Star Steakhouse & Saloon, Inc.	47,714	1,251,538
Rare Hospitality International, Inc. *	27,000	776,520
Ryan’s Restaurant Group, Inc. *	100,070	1,191,834
Triarc Companies, Inc., Class A	26,500	432,745
Triarc Companies, Inc., Class B (p)	129,563	2,025,069

		6,489,874

Household Durables 3.7%
BLYTH, Inc. (p)	49,589	915,413
Cavco Industries, Inc. *	12,185	541,501
Dixie Group, Inc. * (p)	25,500	338,895
La-Z-Boy, Inc. (p)	47,700	667,800
Skyline Corp. (p)	5,900	252,402
Snap-On, Inc.	17,900	723,518
Tupperware Brands Corp. (p)	48,930	963,432

		4,402,961

Media 1.5%
Media General, Inc., Class A	17,600	737,264
Valassis Communications, Inc. *	44,510	1,049,991

		1,787,255

Specialty Retail 2.9%
Borders Group, Inc.	17,700	326,742
Deb Shops, Inc. (p)	10,600	255,566
Foot Locker, Inc.	53,700	1,315,113
Pier 1 Imports, Inc. (p)	64,600	450,908
Zale Corp. * (p)	44,163	1,063,887

		3,412,216

Textiles, Apparel & Luxury Goods 2.9%
Cutter & Buck, Inc.	11,150	127,890
Kellwood Co. (p)	50,596	1,480,945
Kenneth Cole Productions, Inc. (p)	21,800	486,794
Stride Rite Corp.	68,615	905,032
Xerium Technologies, Inc. (p)	47,600	448,392

		3,449,053

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 6.1%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	78,220	$1,956,282
Topps Co. (p)	58,380	479,884

		2,436,166

Food Products 4.1%
Corn Products International, Inc.	21,277	651,076
Delta & Pine Land Co.	55,580	1,634,052
Gold Kist, Inc. * (p)	25,400	339,598
Tootsie Roll Industries, Inc. (p)	41,192	1,199,923
TreeHouse Foods, Inc. *	42,800	1,022,492

		4,847,141

ENERGY 7.8%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc. * (p)	30,520	1,513,792
Carbo Ceramics, Inc. (p)	7,100	348,823
Global Industries, Ltd. * (p)	33,018	551,401

		2,414,016

Oil, Gas & Consumable Fuels 5.8%
El Paso Electric Co.	64,400	1,298,304
Forest Oil Corp. (p)	26,122	866,205
Mariner Energy, Inc. *	71,841	1,319,719
Stone Energy Corp. *	29,500	1,373,225
Whiting Petroleum Corp. *	47,940	2,007,248

		6,864,701

FINANCIALS 17.7%
Capital Markets 1.2%
Investment Technology Group, Inc. *	8,333	423,816
Knight Capital Group, Inc. * (p)	57,300	872,679
Westwood Holdings Group, Inc.	3,900	73,320

		1,369,815

Commercial Banks 5.0%
Amcore Financial, Inc.	36,700	1,075,677
BancorpSouth, Inc. (p)	56,200	1,531,450
Citizens Banking Corp.	14,285	348,697
First Citizens Bancshares, Inc.	9,630	1,930,815
Mid-State Bancshares (p)	39,350	1,101,800

		5,988,439

Insurance 6.5%
Assured Guaranty, Ltd.	63,800	1,618,606
Endurance Specialty Holdings, Ltd.	49,902	1,596,864
Harleysville Group, Inc.	11,900	377,468
Hilb Rogal & Hobbs Co.	32,000	1,192,640

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
IPC Holdings, Ltd. (p)	20,795	$512,805
LandAmerica Financial Group, Inc. (p)	10,970	708,662
Stewart Information Services Corp.	43,480	1,578,759
USI Holdings Corp. * (p)	12,400	166,284

		7,752,088

Real Estate Investment Trusts 2.0%
Deerfield Triarc Capital Corp.	99,300	1,288,914
Post Properties, Inc. (p)	22,680	1,028,311

		2,317,225

Real Estate Management & Development 0.9%
Forest City Enterprises, Inc.	20,410	1,018,663

Thrifts & Mortgage Finance 2.1%
NetBank, Inc.	87,700	581,451
NewAlliance Bancshares, Inc.	135,712	1,942,039

		2,523,490

HEALTH CARE 2.2%
Health Care Equipment & Supplies 1.4%
Analogic Corp.	10,989	512,197
Edwards Lifesciences Corp. * (p)	8,250	374,798
VIASYS Healthcare, Inc. *	29,230	748,288

		1,635,283

Health Care Technology 0.3%
Per-Se Technologies, Inc. * (p)	16,420	413,455

Pharmaceuticals 0.5%
Par Pharmaceutical Companies, Inc. * (p)	29,700	548,262

INDUSTRIALS 16.1%
Aerospace & Defense 0.7%
GenCorp, Inc. (p)	52,990	849,430

Building Products 0.4%
Apogee Enterprises, Inc. (p)	29,493	433,547

Commercial Services & Supplies 5.5%
ACCO Brands Corp. *	28,200	617,580
Banta Corp.	18,905	875,869
Deluxe Corp.	59,440	1,039,011
Heidrick & Struggles International, Inc. * (p)	29,110	985,082
John H. Harland Co. (p)	44,811	1,949,278
Viad Corp. (p)	33,652	1,053,308

		6,520,128

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.7%
Franklin Electric Co., Inc. (p)	9,600	$495,744
Genlyte Group, Inc. *	13,700	992,291
Superior Essex, Inc. *	17,000	508,810

		1,996,845

Machinery 5.7%
Ampco-Pittsburgh Corp.	1,340	38,391
Briggs & Stratton Corp. (p)	43,180	1,343,330
Circor International, Inc.	21,100	643,339
Crane Co.	19,200	798,720
EnPro Industries, Inc. *	19,450	653,520
Gardner Denver, Inc. *	13,100	504,350
Kadant, Inc. *	49,239	1,132,497
Mueller Industries, Inc.	49,800	1,644,894
Supreme Industries, Inc., Class A	9,340	67,061

		6,826,102

Marine 0.3%
TBS International Ltd., Class A *	48,700	306,318

Road & Rail 1.8%
Arkansas Best Corp.	30,684	1,540,644
Dollar Thrifty Automotive Group, Inc. * (p)	13,985	630,304

		2,170,948

INFORMATION TECHNOLOGY 11.5%
Communications Equipment 3.1%
Belden CDT, Inc.	60,689	2,005,771
Black Box Corp. (p)	19,000	728,270
CommScope, Inc. * (p)	25,976	816,166
Extreme Networks, Inc.	35,000	145,600

		3,695,807

Computers & Peripherals 2.8%
Adaptec, Inc. *	134,100	581,994
Brocade Communications Systems, Inc. *	28,800	176,832
Imation Corp.	48,735	2,000,572
Quantum Corp. * (p)	207,780	544,383

		3,303,781

Electronic Equipment & Instruments 1.4%
AVX Corp. (p)	29,600	467,384
Technitrol, Inc.	50,317	1,164,839

		1,632,223

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.6%
eFunds Corp. *	39,100	$862,155
MoneyGram International, Inc.	31,041	1,053,842

		1,915,997

Semiconductors & Semiconductor Equipment 1.6%
Cabot Microelectronics Corp. * (p)	16,600	503,146
Credence Systems Corp. * (p)	59,943	209,801
Lattice Semiconductor Corp. *	44,540	275,257
Nextest Systems Corp. *	9,800	158,858
Standard Microsystems Corp. *	34,240	747,459

		1,894,521

Software 1.0%
Borland Software Corp. * (p)	83,300	439,824
Corel Corp.	33,100	399,186
Intergraph Corp. *	13,300	418,817

		1,257,827

MATERIALS 11.9%
Chemicals 3.7%
A. Schulman, Inc. (p)	35,600	814,884
American Pacific Corp. * (p)	15,900	124,020
Arch Chemicals, Inc.	32,590	1,174,870
CF Industries Holdings, Inc.	49,100	700,166
FMC Corp.	9,398	605,137
H.B. Fuller Co.	10,600	461,842
Innospec, Inc. (p)	20,100	510,942

		4,391,861

Construction Materials 1.4%
Eagle Materials, Inc.	33,886	1,609,585

Containers & Packaging 2.5%
Owens-Illinois, Inc. *	43,960	736,770
Packaging Corporation of America	55,770	1,228,055
Rock-Tenn Co., Class A	49,549	790,306
Silgan Holdings, Inc.	6,680	247,227

		3,002,358

Metals & Mining 1.3%
Quanex Corp.	35,599	1,533,249

Paper & Forest Products 3.0%
Deltic Timber Corp. (p)	7,470	421,084
Glatfelter	31,214	495,366
Louisiana-Pacific Corp.	34,500	755,550
Neenah Paper, Inc. (p)	47,185	1,436,783
Schweitzer-Mauduit International, Inc.	21,211	459,218

		3,568,001

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Commonwealth Telephone Enterprises, Inc. (p)	57,767	$1,915,554
Premiere Global Services, Inc. (p)	41,475	313,136

		2,228,690

UTILITIES 2.4%
Electric Utilities 1.7%
Allete, Inc. (p)	41,539	1,966,872

Gas Utilities 0.7%
Atmos Energy Corp.	31,900	890,329

Total Common Stocks (cost $96,269,508)		112,863,048

EXCHANGE TRADED FUND 0.4%
iShares Russell 2000 Value Index Fund (p) (cost $426,982)	5,797	419,529

SHORT-TERM INVESTMENTS 28.2%
MUTUAL FUND SHARES 28.2%
Evergreen Institutional Money Market Fund ø	4,805,035	4,805,035
Navigator Prime Portfolio (pp)	28,634,561	28,634,561

Total Short-Term Investments (cost $33,439,596)		33,439,596

Total Investments (cost $130,136,086) 123.7%		146,722,173
Other Assets and Liabilities (23.7%)		(28,098,186)

Net Assets 100.0%		$118,623,987

(p)   All or a portion of this security is on loan.

*   Non-income producing security

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(pp)  Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of June 30, 2006:
Financials	18.5%
Consumer Discretionary	18.4%
Industrials	16.8%
Materials	12.5%
Information Technology	12.2%
Energy	8.2%
Consumer Staples	6.5%
Utilities	2.6%
Health Care	2.3%
Telecommunication Services	2.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $125,331,051) including $28,128,800 of securities
loaned	$141,917,138
Investments in affiliated money market fund, at value (cost $4,805,035)	4,805,035

Total investments	146,722,173
Receivable for securities sold	602,020
Receivable for Fund shares sold	237,289
Dividends receivable	136,589
Receivable for securities lending income	5,262

Total assets	147,703,333

Liabilities
Payable for securities purchased	365,512
Payable for Fund shares redeemed	48,653
Payable for securities on loan	28,634,561
Advisory fee payable	7,573
Distribution Plan expenses payable	429
Due to other related parties	1,102
Accrued expenses and other liabilities	21,516

Total liabilities	29,079,346

Net assets	$118,623,987

Net assets represented by
Paid-in capital	$93,280,816
Undistributed net investment income	395,100
Accumulated net realized gains on investments	8,361,984
Net unrealized gains on investments	16,586,087

Total net assets	$118,623,987

Net assets consists of
Class 1	$97,745,690
Class 2	20,878,297

Total net assets	$118,623,987

Shares outstanding (unlimited number of shares authorized)
Class 1	5,630,019
Class 2	1,207,155

Net asset value per share
Class 1	$17.36
Class 2	$17.30

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Dividends	$834,972
Income from affiliate	121,664
Securities lending	7,806

Total investment income	964,442

Expenses
Advisory fee	441,030
Distribution Plan expenses	25,932
Administrative services fee	56,380
Transfer agent fees	167
Trustees’ fees and expenses	1,468
Printing and postage expenses	14,395
Custodian and accounting fees	16,101
Professional fees	10,083
Other	3,679

Total expenses	569,235
Less: Expense reductions	(1,286)

Net expenses	567,949

Net investment income	396,493

Net realized and unrealized gains or losses on investments
Net realized gains on investments	8,380,995
Net change in unrealized gains or losses on investments	527,301

Net realized and unrealized gains or losses on investments	8,908,296

Net increase in net assets resulting from operations	$9,304,789

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income		$396,493		$982,953
Net realized gains on investments		8,380,995		10,019,411
Net change in unrealized gains or
losses on investments		527,301		(1,576,989)

Net increase in net assets resulting
from operations		9,304,789		9,425,375

Distributions to shareholders from
Net investment income
Class 1		(29,003)		(793,758)
Class 2		(6,420)		(143,131)
Net realized gains
Class 1		(1,116,599)		(7,960,400)
Class 2		(251,852)		(1,957,402)

Total distributions to shareholders		(1,403,874)		(10,854,691)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	775,178	13,396,978	1,275,491	21,148,241
Class 2	23,107	390,174	118,040	1,956,667

		13,787,152		23,104,908

Net asset value of shares issued in
reinvestment of distributions
Class 1	65,915	1,145,602	535,209	8,754,158
Class 2	14,903	258,272	128,914	2,100,533

		1,403,874		10,854,691

Payment for shares redeemed
Class 1	(405,982)	(7,006,375)	(609,324)	(10,083,841)
Class 2	(51,245)	(878,132)	(80,600)	(1,342,518)

		(7,884,507)		(11,426,359)

Net increase in net assets resulting from
capital share transactions		7,306,519		22,533,240

Total increase in net assets		15,207,434		21,103,924
Net assets
Beginning of period		103,416,553		82,312,629

End of period	$ 118,623,987		$ 103,416,553

Undistributed net investment income		$395,100		$34,030

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

Shares of the Fund are available for purchase only by existing shareholders including qualified retirement plans and their successor plans and insurance companies that have entered into participation agreements relating to the Fund on or before April 8, 2005. In addition, members of the Fund’s portfolio management team may open new accounts after April 8, 2005.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan,. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its retail counterpart increase.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $2,841 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $34,273,218 and $27,136,176, respectively, for the six months ended June 30, 2006.

During the six months ended June 30, 2006, the Fund loaned securities to certain brokers. At June 30, 2006, the value of securities on loan and the value of collateral amounted to $28,128,800 and $28,634,561, respectively.

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $130,171,865. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,661,711 and $4,111,403, respectively, with a net unrealized appreciation of $16,550,308.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566890 rv3 8/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566890 rv3 8/2006

Evergreen VA Strategic Income Fund

Evergreen

VA STRATEGIC INCOME FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for the Evergreen VA Strategic Income Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the past six months as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to

LETTER TO SHAREHOLDERS continued

raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion of many securities. This was especially evident among higher-quality, long-term bonds. In this environment, shorter-duration strategies tended to produce stronger relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped with equities in the final two months of the period. As a result of these trends, our fixed-income management teams attempted to position their portfolios more conservatively to protect capital as interest rates rose and evidence began to accumulate that economic growth might be slowing.

Domestic stocks tended to produce moderate, positive performance for the first six months of 2006, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months

LETTER TO SHAREHOLDERS continued

of the period, as investors across the globe grew more anxious that rising interest rates could stall the economic expansion. In this environment, the managers of Evergreen’s equity-oriented portfolios tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and s other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Lisa Brown-Premo
• Gary Pzegeo, CFA†
• Anthony Norris
• Peter Wilson
• Alex Perrin
• Michael Lee

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	0.40%	0.30%

Average annual return

1-year	0.27%	0.03%

5-year	8.90%	8.69%

Since portfolio inception	6.14%	6.04%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

† Effective August 11, 2006, Gary Pzegeo became the portfolio manager for the fund.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Strategic Income Fund Class 1 shares versus a similar investment in the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

† Copyright 2006. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class 1	$ 1,000.00	$ 1,003.97	$ 2.98
Class 2	$ 1,000.00	$ 1,002.99	$ 4.22
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.82	$ 3.01
Class 2	$ 1,000.00	$ 1,020.58	$ 4.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.60% for Class 1 and 0.85% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 1[1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.08	$ 10.78	$ 10.50	$9.88	$ 9.03	$ 9.01

Income from investment operations
Net investment income (loss)	0.30	0.54[2]	0.55[2]	0.63[2]	0.59[2]	0.62[2]
Net realized and unrealized gains or losses on investments	(0.26)	(0.62)	0.33	1.02	0.81	(0.06)

Total from investment operations	0.04	(0.08)	0.88	1.65	1.40	0.56

Distributions to shareholders from
Net investment income	0	(0.53)	(0.50)	(1.03)	(0.55)	(0.54)
Net realized gains	0	(0.09)	(0.10)	0	0	0

Total distributions to shareholders	0	(0.62)	(0.60)	(1.03)	(0.55)	(0.54)

Net asset value, end of period	$ 10.12	$ 10.08	$ 10.78	$10.50	$ 9.88	$ 9.03

Total return[3]	0.40%	(0.69%)	8.41%	16.75%	15.52%	6.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$42,127	$45,293	$49,593	$50,637	$37,693	$23,486
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.60%[4]	0.61%	0.73%	0.78%	0.79%	0.81%
Expenses excluding waivers/reimbursements
and expense reductions	0.60%[4]	0.61%	0.73%	0.78%	0.79%	0.81%
Net investment income (loss)	5.44%[4]	5.02%	5.19%	5.87%	6.12%	6.65%
Portfolio turnover rate	64%	81%	125%	114%	189%	287%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006
CLASS 2	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.05	$ 10.76	$ 10.49	$ 9.88	$9.57

Income from investment operations
Net investment income (loss)	0.27	0.51[2]	0.53[2]	0.57[2]	0.26[2]
Net realized and unrealized gains or losses on investments	(0.24)	(0.62)	0.32	1.05	0.59

Total from investment operations	0.03	(0.11)	0.85	1.62	0.85

Distributions to shareholders from
Net investment income	0	(0.51)	(0.48)	(1.01)	(0.54)
Net realized gains	0	(0.09)	(0.10)	0	0

Total distributions to shareholders	0	(0.60)	(0.58)	(1.01)	(0.54)

Net asset value, end of period	$ 10.08	$ 10.05	$ 10.76	$10.49	$9.88

Total return[3]	0.30%	(1.01%)	8.14%	16.50%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$47,531	$41,332	$25,784	$7,493	$ 339
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%[4]	0.87%	0.97%	1.04%	1.05%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.85%[4]	0.87%	0.97%	1.04%	1.05%[4]
Net investment income (loss)	5.20%[4]	4.77%	4.98%	5.33%	6.12%[4]
Portfolio turnover rate	64%	81%	125%	114%	189%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.2%
FIXED-RATE 3.2%
FNMA:
4.44%, 04/01/2014	$ 445,420	$411,479
4.89%, 02/01/2013	188,063	179,819
5.24%, 07/01/2035	593,446	568,806
6.18%, 06/01/2013	319,268	325,235
7.50%, 07/01/2010	141,605	149,769
Ser. 1998-M5, Class D, 6.35%, 06/25/2020	440,000	449,073
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 (p)	590,000	588,112
GNMA, Ser. 2004-9, Class A, 3.36%, 08/16/2022 (p)	211,957	204,856

Total Agency Commercial Mortgage-Backed Securities (cost $2,977,382)		2,877,149

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.3%
FLOATING-RATE 2.3%
FHLMC:
Ser. 2005-S001, Class 2A2, 5.47%, 09/25/2035	226,179	227,025
Ser. 2372, Class F, 5.70%, 10/15/2031	101,121	102,513
Ser. 2710, Class FY, 5.60%, 10/15/2018	62,761	62,996
FNMA:
Ser. 1992-73, Class F, 6.09%, 05/25/2022	46,752	48,146
Ser. 2001-61, Class FH, 5.85%, 11/18/2031	118,591	120,848
Ser. 2002-67, Class FA, 6.32%, 11/25/2032	405,062	419,336
Ser. 2002-77, Class FA, 6.25%, 10/18/2030	591,285	609,952
Ser. G92-23, Class F, 6.04%, 04/25/2022	283,250	288,453
Ser. G93-32, Class F, 5.99%, 09/25/2023	170,054	172,906

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,033,022)		2,052,175

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 16.3%
FIXED-RATE 16.0%
FHLMC, 6.00%, 04/01/2036 ##	982,253	967,550
FHLMC 15 year, 5.50%, TBA #	315,000	308,995
FHLMC 30 year:
5.50%, TBA #	1,585,000	1,522,591
6.00%, TBA #	1,305,000	1,285,018
FNMA:
6.07%, 09/01/2013 ##	268,542	272,285
6.50%, 04/01/2017	123,503	129,866
7.50%, 06/01/2031 ##	386,608	401,540
7.50%, 01/01/2036	469,425	491,850
FNMA 15 year:
4.50%, TBA #	1,050,000	992,578
6.00%, TBA #	925,000	925,289

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
5.50%, TBA #	$ 1,825,000	$1,753,141
6.00%, TBA #	1,785,000	1,757,109
6.50%, TBA #	1,615,000	1,623,579
7.00%, TBA #	750,000	767,461
GNMA:
5.50%, 06/15/2035 ##	1,150,901	1,116,428
8.00%, 01/15/2030	2,527	2,683

		14,317,963

FLOATING-RATE 0.3%
FNMA:
4.99%, 05/01/2035	205,997	204,180
5.34%, 07/01/2044	119,889	122,043

		326,223

Total Agency Mortgage-Backed Pass Through Securities
(cost $14,745,685)		14,644,186

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.4%
FNMA, Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044 (cost $339,156)	331,795	334,968

ASSET-BACKED SECURITIES 1.1%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.68%, 09/15/2039 144A	685,000	690,720
Ocean Star plc, Ser. 2004-A, Class C, FRN, 6.41%, 11/12/2018 144A	160,000	162,238
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.65%, 01/25/2035 144A	125,000	127,540

Total Asset-Backed Securities (cost $970,000)		980,498

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
FLOATING-RATE 1.0%
Commercial Mtge. Pass Through Cert., Ser. 2003-FL9, Class F, 6.25%,
11/15/2015 144A	23,357	23,400
First Union Natl. Bank Comml. Mtge., Ser. 2000-C1, Class F, 8.51%, 05/17/2032	415,000	457,096
Greenwich Capital Comml. Funding Corp., Ser. 2005-FL3A, Class D, 5.48%,
10/05/2020 144A	405,000	405,591
GS Mtge. Securities Corp. II, Ser. 2005-FL7A, Class A1, 5.30%, 11/06/2019
144A	5,164	5,164

Total Commercial Mortgage-Backed Securities (cost $919,502)		891,251

CORPORATE BONDS 28.7%
CONSUMER DISCRETIONARY 9.9%
Auto Components 1.1%
Accuride Corp., 8.50%, 02/01/2015	225,000	217,125
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014 (p)	500,000	417,500
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	24,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Auto Components continued
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 (p)	$ 225,000	$216,000
Visteon Corp., 8.25%, 08/01/2010 (p)	150,000	141,000

		1,015,875

Automobiles 0.3%
General Motors Corp., 8.375%, 07/15/2033 (p)	325,000	263,250

Diversified Consumer Services 0.5%
Education Management Corp., 8.75%, 06/01/2014 144A	100,000	99,500
Service Corporation International, 6.75%, 04/01/2016	425,000	393,125

		492,625

Hotels, Restaurants & Leisure 0.8%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	284,625
Las Vegas Sands Corp., 6.375%, 02/15/2015	250,000	233,125
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	200,000	208,250

		726,000

Household Durables 0.7%
Jarden Corp., 9.75%, 05/01/2012	510,000	522,750
Libbey, Inc., 12.44%, 06/01/2011 144A	150,000	145,500

		668,250

Leisure Equipment & Products 0.2%
Steinway Musical Instruments, Inc., 7.00%, 03/01/2014 144A	150,000	145,875

Media 4.2%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	425,000	438,812
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	300,000	281,250
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	350,000	346,937
CCH I, LLC, 11.00%, 10/01/2015	100,000	88,000
Cinemark USA, Inc., 9.00%, 02/01/2013	270,000	284,850
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	100,500
Dex Media East, LLC, 9.875%, 11/15/2009	350,000	371,875
Houghton Mifflin Co.:
8.25%, 02/01/2011	325,000	330,688
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	275,000	228,250
Lamar Media Corp., 6.625%, 08/15/2015	550,000	511,500
Mediacom Communications Corp., 9.50%, 01/15/2013	575,000	575,000
Paxson Communications Corp., FRN, 11.32%, 01/15/2013 144A	200,000	201,500

		3,759,162

Multi-line Retail 0.4%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 144A	300,000	315,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.1%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	$ 175,000	$175,875
Payless ShoeSource, Inc., 8.25%, 08/01/2013	450,000	467,438
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	106,000
United Auto Group, Inc., 9.625%, 03/15/2012	200,000	210,000

		959,313

Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015	225,000	226,125
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	70,350
Unifi, Inc., 11.50%, 05/15/2014 144A	150,000	145,875
Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	66,300

		508,650

ENERGY 4.2%
Energy Equipment & Services 0.7%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	210,240
GulfMark Offshore, Inc., 7.75%, 07/15/2014	100,000	98,000
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	140,000	130,550
Parker Drilling Co., 9.625%, 10/01/2013	150,000	163,500

		602,290

Oil, Gas & Consumable Fuels 3.5%
ANR Pipeline Co., 8.875%, 03/15/2010	60,000	63,675
Chesapeake Energy Corp., 6.875%, 01/15/2016	435,000	413,250
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	150,000	138,750
El Paso Corp., 7.875%, 06/15/2012 (p)	300,000	306,750
El Paso Production Holding Co., 7.75%, 06/01/2013	200,000	202,500
Encore Acquisition Co., 6.25%, 04/15/2014	200,000	185,000
Exco Resources, Inc., 7.25%, 01/15/2011	200,000	193,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	104,250
Peabody Energy Corp.:
5.875%, 04/15/2016	225,000	207,000
6.875%, 03/15/2013	160,000	158,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	300,000	315,750
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	97,000
Tesoro Corp., 6.625%, 11/01/2015 144A	200,000	190,500
Williams Cos.:
7.50%, 01/15/2031	275,000	266,750
8.125%, 03/15/2012	300,000	312,750

		3,154,925

FINANCIALS 3.2%
Consumer Finance 1.7%
CCH II Capital Corp., 10.25%, 09/15/2010	425,000	428,188
General Motors Acceptance Corp.:
6.875%, 08/28/2012	550,000	518,825
FRN, 5.97%, 01/16/2007	100,000	99,718

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
Northern Telecom Capital Corp., 7.875%, 06/15/2026	$ 350,000	$288,750
Qwest Capital, Ltd., 6.50%, 11/15/2018	175,000	154,875

		1,490,356

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 (p)	300,000	306,750

Real Estate Investment Trusts 1.2%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	200,000	207,250
Ser. J, 7.125%, 11/01/2013	200,000	200,250
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	142,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	300,000	297,000
Ventas Realty, Ltd., 6.50%, 06/01/2016	250,000	240,938

		1,087,938

HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	300,000	313,500

Health Care Providers & Services 0.6%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	275,000	288,750
HCA, Inc., 6.375%, 01/15/2015	225,000	209,599

		498,349

INDUSTRIALS 1.8%
Aerospace & Defense 0.4%
DRS Technologies, Inc., 7.625%, 02/01/2018	350,000	350,000

Commercial Services & Supplies 0.3%
NationsRent Companies, Inc., 9.50%, 10/15/2010	300,000	321,000

Machinery 0.5%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	250,000	240,625
ITT Corp., 7.375%, 11/15/2015	200,000	202,500

		443,125

Marine 0.2%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	228,000	196,650

Trading Companies & Distributors 0.4%
United Rentals, Inc., 7.00%, 02/15/2014 (p)	350,000	321,562

INFORMATION TECHNOLOGY 0.6%
IT Services 0.6%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	425,000	443,063
10.25%, 08/15/2015 144A	100,000	103,875

		546,938

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 3.3%
Chemicals 1.4%
Huntsman International, LLC:
7.875%, 01/01/2015 144A	$ 200,000	$188,500
11.50%, 07/15/2012	149,000	167,252
Lyondell Chemical Co.:
9.50%, 12/15/2008	202,000	208,565
10.50%, 06/01/2013	350,000	386,750
Tronox, Inc., 9.50%, 12/01/2012 144A	325,000	336,375

		1,287,442

Containers & Packaging 0.8%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	175,000	173,250
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	300,000	279,750
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	275,000	261,250

		714,250

Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	220,000	234,575
United States Steel Corp., 10.75%, 08/01/2008	325,000	351,000

		585,575

Paper & Forest Products 0.4%
Bowater, Inc., 6.50%, 06/15/2013	425,000	371,875

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.8%
Consolidated Communications, Inc., 9.75%, 04/01/2012	97,000	100,395
Level 3 Communications, Inc., 6.375%, 10/15/2015	250,000	240,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	350,000	356,125

		696,520

Wireless Telecommunication Services 1.4%
Centennial Communications Corp.:
8.125%, 02/01/2014	255,000	246,713
10.00%, 01/01/2013	300,000	298,500
Dobson Communications Corp., 8.875%, 10/01/2013	275,000	271,562
Horizon PCS, Inc., 11.375%, 07/15/2012	120,000	135,450
Rural Cellular Corp.:
8.25%, 03/15/2012	75,000	77,344
9.75%, 01/15/2010 (p)	205,000	205,256

		1,234,825

UTILITIES 2.6%
Electric Utilities 0.3%
Reliant Energy, Inc., 6.75%, 12/15/2014	300,000	277,500

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	425,000	428,424

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 1.8%
AES Corp., 7.75%, 03/01/2014	$ 300,000	$303,000
Dynegy, Inc., 8.375%, 05/01/2016 144A	275,000	272,250
Mirant Corp., 7.375%, 12/31/2013 144A	300,000	291,000
NRG Energy, Inc., 7.375%, 02/01/2016	300,000	293,250
Orion Power Holdings, Inc., 12.00%, 05/01/2010	300,000	340,500
Tenaska, Inc., 7.00%, 06/30/2021 144A	98,526	96,518

		1,596,518

Total Corporate Bonds (cost $26,208,328)		25,680,312

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 14.3%
CONSUMER DISCRETIONARY 0.5%
Household Durables 0.4%
Taylor Woodrow plc, 6.625%, 02/07/2012 GBP	170,000	324,927

Media 0.1%
Central European Media Enterprise, 8.25%, 05/15/2012 EUR	70,000	98,387

CONSUMER STAPLES 1.0%
Tobacco 1.0%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	500,000	916,559

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	170,000	127,931

FINANCIALS 11.6%
Capital Markets 1.4%
Deutsche Bank AG:
6.00%, 03/05/2008 AUD	180,000	133,196
FRN, 4.35%, 08/09/2007 CAD	260,000	233,026
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	200,000	360,933
Morgan Stanley, FRN, 5.33%, 11/14/2013 GBP	300,000	550,321

		1,277,476

Commercial Banks 7.1%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	50,000	91,826
6.00%, 03/01/2010 AUD	500,000	366,776
6.50%, 01/25/2008 NZD	735,000	442,082
BOS International Australia, 3.50%, 01/22/2007 CAD	250,000	222,608
DnB NOR ASA, FRN, 4.55%, 12/08/2008 CAD	250,000	224,624
Eurofima, 5.50%, 09/15/2009 AUD	500,000	365,132

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
European Investment Bank:
4.00%, 04/15/2009 SEK	1,000,000	$140,245
4.50%, 01/14/2013 GBP	129,000	231,086
5.75%, 09/15/2009 AUD	325,000	239,273
6.75%, 11/17/2008 NZD	586,000	355,741
8.00%, 10/21/2013 ZAR	3,400,000	452,199
FRN, 2.90%, 08/16/2013 GBP	55,000	116,060
International Bank for Reconstruction & Development, 12.50%, 05/14/2012
ZAR	610,000	95,806
Kreditanstalt fur Wiederaufbau, 3.00%, 11/15/2007 EUR	530,000	672,264
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,200,000	867,263
Nationwide Building Society, FRN, 4.43%, 11/18/2009 CAD	500,000	450,031
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	520,000	307,374
Rabobank Nederland:
4.25%, 01/05/2009 CAD	550,000	486,559
FRN, 4.02%, 06/18/2007 CAD	250,000	224,041

		6,350,990

Consumer Finance 0.7%
General Electric Capital Corp., 6.625%, 02/04/2010 NZD	650,000	391,925
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	250,000	223,997

		615,922

Thrifts & Mortgage Finance 2.4%
Canada Housing Trust, No. 1, 3.70%, 09/15/2008 CAD	540,000	475,110
Nykredit, 5.00%, 10/01/2035 DKK	9,322,838	1,564,892
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	464,192	79,770

		2,119,772

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
France Telecom, FRN, 7.75%, 03/14/2011 GBP	500,000	1,001,847

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $12,869,356)		12,833,811

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 18.4%
Australia, 5.25%, 03/15/2019 AUD	1,495,000	1,056,738
Brazil, 9.50%, 10/05/2007 EUR	40,000	54,450
Canada, 4.25%, 12/01/2026 CAD	896,256	1,120,440
China, 4.25%, 10/28/2014 EUR	100,000	126,644
Denmark, 7.00%, 11/10/2024 DKK	7,190,000	1,637,094
France, 4.25%, 04/25/2019 EUR	695,000	895,851
Hong Kong, 4.23%, 03/21/2011 HKD	7,800,000	986,975
Jamaica, 11.00%, 07/27/2012 EUR	30,000	43,406
Korea, 5.25%, 09/10/2015 KRW	235,000,000	248,727

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Mexico:
5.50%, 02/17/2020 EUR	215,000	$271,365
10.00%, 12/05/2024 MXN	9,450,000	877,255
Norway:
4.25%, 05/19/2017 NOK	2,520,000	399,705
5.00%, 05/15/2015 NOK	7,690,000	1,297,757
Ontario Province, 5.25%, 11/30/2011 CAD	1,400,000	1,278,149
Philippines, 6.25%, 03/15/2016 EUR	150,000	188,615
Romania, 8.50%, 05/08/2012 EUR	35,000	53,719
Singapore, 3.625%, 07/01/2014 SGD	1,540,000	977,355
South Africa:
5.25%, 05/16/2013 EUR	70,000	90,748
13.00%, 08/31/2010 ZAR	1,300,000	209,744
Sweden:
3.00%, 07/12/2016 SEK	14,310,000	1,822,143
5.50%, 10/08/2012 SEK	8,545,000	1,289,989
Turkey, 5.50%, 09/21/2009 EUR	160,000	202,733
United Kingdom:
1.25%, 11/22/2017 GBP	502,000	890,456
5.00%, 03/07/2012 GBP	85,000	158,962
FRN, 5.50%, 08/16/2013 GBP	60,000	251,637
Venezuela, 7.00%, 03/16/2015 EUR	35,000	45,839

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $16,586,566)		16,476,496

U.S. TREASURY OBLIGATIONS 4.8%
U.S. Treasury Bonds, 6.25%, 08/15/2023 (p)	$ 1,040,000	1,147,332
U.S. Treasury Notes:
2.00%, 01/15/2016 ##	761,205	727,159
3.50%, 08/15/2009 ##	125,000	119,263
4.00%, 02/15/2015 (p)	1,475,000	1,359,651
4.50%, 02/15/2036 ##	1,008,000	904,130

Total U.S. Treasury Obligations (cost $4,420,409)		4,257,535

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.9%
FIXED-RATE 1.9%
Countrywide Home Loans, Inc.:
Ser. 2003-R4, Class 2A, 6.50%, 01/25/2034 144A	410,352	413,732
Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	340,000	320,479
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1, 7.00%,
10/25/2017	89,922	91,859
Residential Accredit Loans, Inc., Ser. 2002-QS1, Class A9, 6.50%, 01/25/2032	568,629	567,005
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	329,821	326,729

		1,719,804

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 2.0%
Banc of America Funding Corp., Ser. 2006-D, Class 2A1, 5.83%, 05/20/2036	$ 679,703	$680,172
Countrywide Home Loans, Ser. 2004-HYB8, Class 1-M1, 6.40%, 01/20/2035	861,775	874,977
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.90%, 02/25/2035	210,779	207,918

		1,763,067

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $3,517,268)		3,482,871

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FIXED-RATE 0.2%
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%,
03/25/2045 144A	829,229	182,430

FLOATING-RATE 0.1%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.67%,
01/25/2035	123,963	121,738

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $327,081)		304,168

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 6.49%, 02/19/2035
(cost $195,663)	194,637	195,528

YANKEE OBLIGATIONS - CORPORATE 4.2%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
IMAX Corp., 9.625%, 12/01/2010	350,000	360,500

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	75,000	82,969

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Petrobras Energia Participaciones SA, 9.75%, 07/06/2011	80,000	90,800

FINANCIALS 1.9%
Commercial Banks 0.1%
Kazkommerts International BV, 7.00%, 11/03/2009	100,000	97,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Diversified Financial Services 1.8%
Preferred Term Securities, Ltd., FRN:
6.00%, 06/24/2034 144A	$ 175,000	$176,150
6.76%, 07/03/2032 144A	160,000	162,049
6.97%, 06/24/2034 144A	100,000	102,637
7.06%, 04/03/2032 144A	355,000	358,621
7.65%, 12/23/2031 144A	710,000	715,730
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	109,825

		1,625,012

MATERIALS 0.6%
Chemicals 0.2%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	175,000	164,719

Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	205,000	197,825

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 (p)	200,000	183,500

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.1%
Telefonos De Mexico SA, 4.75%, 01/27/2010	100,000	95,733

Wireless Telecommunication Services 0.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A #	150,000	155,625
11.25%, 06/15/2016 144A #	100,000	103,000
Rogers Wireless, Inc.:
6.375%, 03/01/2014	160,000	153,200
9.625%, 05/01/2011	185,000	203,500

		615,325

UTILITIES 0.3%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	85,000	86,199

Gas Utilities 0.1%
Gazprom, 9.625%, 03/01/2013 144A	80,000	91,900

Multi-Utilities 0.1%
National Power Corp., 9.44%, 08/23/2011	90,000	97,205

Total Yankee Obligations - Corporate (cost $3,792,144)		3,789,237

YANKEE OBLIGATIONS - GOVERNMENT 4.1%
Argentina, 12.25%, 06/19/2018 •	196,331	54,138
Brazil:
8.25%, 01/20/2034	400,000	421,000
10.50%, 07/14/2014	320,000	386,080
Chile, 5.50%, 01/15/2013	100,000	98,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT continued
Colombia:
8.125%, 05/21/2024	$ 200,000	$203,500
10.00%, 01/23/2012	80,000	90,800
Egypt, 8.75%, 07/11/2011	150,000	165,908
Jamaica, 11.75%, 05/15/2011	35,000	42,228
Korea, 4.25%, 06/01/2013	150,000	135,894
Mexico:
6.375%, 01/16/2013	150,000	150,750
8.375%, 01/14/2011	205,000	223,962
11.375%, 09/15/2016	125,000	170,625
Panama, 9.625%, 02/08/2011	120,000	133,800
Peru:
8.75%, 11/21/2033	95,000	106,163
9.125%, 01/15/2008	102,000	106,590
Russia:
11.00%, 07/24/2018	280,000	387,429
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	200,000	213,020
Turkey, 9.00%, 06/30/2011	60,000	62,850
Ukraine, 7.65%, 06/11/2013	150,000	151,125
Venezuela:
8.50%, 10/08/2014	100,000	106,000
10.75%, 09/19/2013	190,000	227,145

Total Yankee Obligations - Government (cost $3,740,890)		3,637,007

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. * (p) (cost $85,668)	11,477	105,129

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 13.2%
COMMERCIAL PAPER 5.0%
Check Point Charlie, Inc., 5.19%, 07/13/2006 ##	$ 640,000	639,086
Concord Minutemen Capital Co., LLC, 5.61%, 07/13/2006 ##	600,000	599,145
Fenway Funding, LLC, 5.19%, 07/13/2006 ##	1,635,000	1,632,666
Lockhart Funding, LLC, 4.93%, 07/13/2006 ##	1,640,000	1,637,658

		4,508,555

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 8.2%
Evergreen Institutional Money Market Fund ø ##	2,438,440	$2,438,440
Navigator Prime Portfolio (p)(p)	4,924,419	4,924,419

		7,362,859

Total Short-Term Investments (cost $11,871,414)		11,871,414

Total Investments (cost $105,599,534) 116.5%		104,413,735
Other Assets and Liabilities (16.5%)		(14,755,322)

Net Assets 100.0%		$89,658,413

(h) Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

## All or a portion of this security has been segregated for when-issued or delayed delivery securities.

# When-issued or delayed delivery security

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

(p) All or a portion of this security is on loan.

† Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

• Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.

* Non-income producing security

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p) Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

AUD	Australian Dollar	IO	Interest Only
CAD	Canadian Dollar	KRW	Republic of Korea Won
CDO	Collateralized Debt Obligation	MASTR	Mortgage Asset Securitization Transactions, Inc.
DKK	Danish Krone	MXN	Mexican Peso
EUR	Euro	NOK	Norwegian Krone
FHLMC	Federal Home Loan Mortgage Corp.	NZD	New Zealand Dollar
FNMA	Federal National Mortgage Association	SEK	Swedish Krona
FRN	Floating Rate Note	SGD	Singapore Dollar
GBP	Great British Pound	TBA	To Be Announced
GNMA	Government National Mortgage Association	ZAR	South African Rand
HKD	Hong Kong Dollar

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard and Poor’s ratings as of June 30, 2006:

AAA	58.2%
AA	4.7%
A	4.5%
BBB	2.9%
BB	10.9%
B	15.5%
CCC	3.2%
Less than CCC	0.1%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by maturity as of June 30, 2006:

Less than 1 year	10.0%
1 to 3 year(s)	7.5%
3 to 5 years	13.3%
5 to 10 years	50.5%
10 to 20 years	11.6%
20 to 30 years	7.1%

100.0%

The following table shows the percent of total long-term investments by geographic location as of June 30, 2006:

United States	60.7%	South Korea	0.4%
Canada	5.0%	Venezuela	0.4%
United Kingdom	4.0%	South Africa	0.3%
Australia	3.7%	Colombia	0.3%
Denmark	3.5%	Philippines	0.3%
Sweden	3.4%	Turkey	0.3%
Cayman Islands	2.2%	Peru	0.2%
Norway	2.1%	Chile	0.2%
France	2.0%	Egypt	0.2%
Mexico	1.9%	Ireland	0.2%
Luxembourg	1.7%	Ukraine	0.2%
Hong Kong	1.1%	Panama	0.1%
Singapore	1.1%	China	0.1%
Brazil	1.0%	Jamaica	0.1%
Germany	1.0%	Argentina	0.1%
Netherlands	0.9%	Romania	0.1%
Russia	0.7%
Bermuda	0.5%		100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $103,161,094) including $4,876,807 of
securities loaned	$101,975,295
Investments in affiliated money market fund, at value (cost $2,438,440)	2,438,440

Total investments	104,413,735
Cash	32,564
Foreign currency, at value (cost $138,184)	135,331
Receivable for securities sold	3,828,790
Principal paydown receivable	1,923
Receivable for Fund shares sold	112
Interest receivable	1,528,317
Unrealized gains on forward foreign currency exchange contracts	22,779
Receivable for securities lending income	991
Prepaid expenses and other assets	296

Total assets	109,964,838

Liabilities
Payable for securities purchased	15,200,064
Payable for Fund shares redeemed	119,457
Unrealized losses on forward foreign currency exchange contracts	32,360
Payable for securities on loan	4,924,419
Advisory fee payable	2,921
Distribution Plan expenses payable	973
Due to other related parties	942
Accrued expenses and other liabilities	25,289

Total liabilities	20,306,425

Net assets	$89,658,413

Net assets represented by
Paid-in capital	$90,254,534
Undistributed net investment income	2,284,925
Accumulated net realized losses on investments	(1,675,918)
Net unrealized losses on investments	(1,205,128)

Total net assets	$89,658,413

Net assets consists of
Class 1	$42,127,067
Class 2	47,531,346

Total net assets	$89,658,413

Shares outstanding (unlimited number of shares authorized)
Class 1	4,162,403
Class 2	4,714,570

Net asset value per share
Class 1	$10.12
Class 2	$10.08

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $1,592)	$2,562,239
Income from affiliate	126,599
Securities lending	1,409

Total investment income	2,690,247

Expenses
Advisory fee	169,609
Distribution Plan expenses	56,662
Administrative services fee	44,230
Transfer agent fees	136
Trustees’ fees and expenses	595
Printing and postage expenses	15,015
Custodian and accounting fees	27,519
Professional fees	10,660
Other	324

Total expenses	324,750
Less: Expense reductions	(2,183)

Net expenses	322,567

Net investment income	2,367,680

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(782,504)
Foreign currency related transactions	(630,731)

Net realized losses on investments	(1,413,235)
Net change in unrealized gains or losses on investments	(635,137)

Net realized and unrealized gains or losses on investments	(2,048,372)

Net increase in net assets resulting from operations	$319,308

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006		Year Ended
	(unaudited)		December 31, 2005

Operations
Net investment income		$2,367,680		$3,944,510
Net realized gains or losses on
investments		(1,413,235)		408,611
Net change in unrealized gains or losses
on investments		(635,137)		(5,009,066)

Net increase (decrease) in net assets
resulting from operations		319,308		(655,945)

Distributions to shareholders from
Net investment income
Class 1		0		(2,272,551)
Class 2		0		(1,939,707)
Net realized gains
Class 1		0		(396,668)
Class 2		0		(345,582)

Total distributions to shareholders		0		(4,954,508)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	139,920	1,424,229	356,378	3,802,588
Class 2	672,624	6,818,095	1,531,503	16,261,624

		8,242,324		20,064,212

Net asset value of shares issued in
reinvestment of distributions
Class 1	0	0	263,750	2,669,219
Class 2	0	0	226,331	2,285,289

		0		4,954,508

Payment for shares redeemed
Class 1	(472,894)	(4,812,423)	(724,065)	(7,720,251)
Class 2	(71,082)	(715,977)	(41,423)	(440,172)

		(5,528,400)		(8,160,423)

Net increase in net assets resulting
from capital share transactions		2,713,924		16,858,297

Total increase in net assets		3,033,232		11,247,844
Net assets
Beginning of period		86,625,181		75,377,337

End of period		$89,658,413		$86,625,181

Undistributed (overdistributed) net
investment income		$2,284,925		$(82,755)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Strategic Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its retail counterpart, starting at 0.31% and declining to 0.11% as aggregate average daily net assets increase.

First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the international fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2006:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$16,362,093	$ 54,856,779	$ 6,794,340	$ 50,289,389

At June 30, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange		U.S. Value at	In Exchange	Unrealized
Date	Contracts to Receive	June 30, 2006	for U.S. $	Gain (Loss)

07/10/2006	1,180,000 EUR	$1,508,828	$1,513,976	$(5,148)
08/02/2006	1,182,024 EUR	1,513,890	1,500,000	13,890

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Deliver	June 30, 2006	In Exchange for	June 30, 2006	Gain (Loss)

09/26/2006	18,075,086 DKK	$3,114,030	350,400,000 JPY	$3,100,751	$(13,279)
09/26/2006	2,595,360 GBP	4,803,736	543,850,000 JPY	4,812,625	8,889
09/29/2006	4,327,775 AUD	3,211,617	361,802,000 JPY	3,203,007	(8,610)
09/29/2006	2,612,124 NZD	1,580,826	177,964,000 JPY	1,575,503	(5,323)

During the six months ended June 30, 2006, the Fund loaned securities to certain brokers. At June 30, 2006, the value of securities on loan and the value of collateral including accrued interest amounted to $4,876,807 and $4,924,419, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $105,656,876. The gross unrealized appreciation and depreciation on securities based on tax cost was $737,628 and $1,980,769, respectively, with a net unrealized depreciation of $1,243,141.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2005, the Fund incurred and elected to defer post-October capital and currency losses of $227,557 and $261,082, respectively.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566889 rv3 8/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date:August 22, 2006

By: ________________________
 Jeremy DePalma,
Principal Financial Officer

Date: August 22, 2006